As filed with the Securities and Exchange Commission on APRIL 25, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]

(Check appropriate box or boxes)

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1616 N. LITCHFIELD ROAD, SUITE 165

GOODYEAR, ARIZONA 85395

(Address of Principal Executive Offices) (Zip Code)

(623) 266-4567

(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797 (Name and Address of Agent for Service)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class C, and Class I shares of beneficial interest, without par value, of the James Alpha Hedged High Income Portfolio. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on May 25, 2016, pursuant to Rule 488 under the Securities Act of 1933, as amended.

ALPS | WESTPORT RESOURCES HEDGED HIGH INCOME FUND

1290 Broadway, Suite 1100

Denver, Colorado 80203

1-(866)-759-5679

[____], 2016

Dear Shareholder:

We are writing to inform you that a special meeting (the “Meeting”) of the shareholders of the ALPS/Westport Resources Hedged High Income Fund (the “Target Fund”) will be held on [______], 2016 at [_____], at [______]. The purpose of the Meeting is to vote on an important proposal that affects the Target Fund, as described in the enclosed Proxy Statement/Prospectus.

The Board of Trustees of the Target Fund (the “Target Fund Board”) has approved the reorganization of the Target Fund to The Saratoga Advantage Trust by transferring all of the assets and liabilities of the Target Fund to a newly formed portfolio of The Saratoga Advantage Trust (the “Acquiring Fund”) with substantially the same investment objective, principal investment strategies and risks as the Target Fund.  The sub-advisers that provide day-to-day investment management for the Target Fund’s investment strategies will be sub-advisers to the Acquiring Fund, however the Target Fund’s current co-investment advisers (Westport Resources Management, Inc. and ALPS Advisors, Inc.) will be replaced with a new investment adviser (James Alpha Advisors, LLC).

The enclosed Proxy Statement/Prospectus describes the proposal and compares the Target Fund to the Acquiring Fund.  You should review these materials carefully.

The Target Fund Board has unanimously approved, and recommends that you vote “FOR,”  the  proposal.

If you are a shareholder of record as of the close of business on [_____], you are entitled to vote at the Meeting and at any adjournment or postponement thereof.  Your vote is important no matter how many shares you own.  Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope.  If you attend the Meeting, you may vote in person.  You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card.  If you have any questions regarding the issue to be voted on, please call [________] at [________].

Thank you for taking the time to consider this important proposal and for your continuing investment in the Target Fund.

Sincerely,

__________________________
Edmund J. Burke

Chairman and President

ALPS | WESTPORT RESOURCES HEDGED HIGH INCOME FUND

a series of

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

1-(866)-759-5679

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on [______]

A special meeting (the “Meeting”) of the shareholders of the ALPS/Westport Resources Hedged High Income Fund (the “Target Fund”) will be held on [______] at [______], at [______], to vote on the following proposal and transact any other business as may properly be brought before the Meeting:

To approve an Agreement and Plan of Reorganization, providing for (a) the transfer of all of the assets and liabilities of the Target Fund to the James Alpha Hedged High Income Portfolio (the “Acquiring Fund”), a newly formed portfolio of The Saratoga Advantage Trust, in exchange for Class A, Class C and Class I shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

Shareholders of record as of the close of business on [_______] are entitled to notice of, and to vote at, the Meeting or any adjournment or postponement of the Meeting.

The Target Fund Board requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.

The Target Fund Board recommends that you cast your vote FOR the Reorganization as described in the Proxy Statement/Prospectus.

The proposal is discussed in greater detail in the attached Proxy Statement/Prospectus. Regardless of whether you plan to attend the Meeting, please complete, sign and return promptly the enclosed Proxy Card so that a quorum will be present and a maximum number of shares may be voted.  Alternatively, you can authorize your proxy by touch-tone telephone or through the Internet by following the directions on the enclosed Proxy Card.  You may change your vote at any time by submitting a later-dated proxy or by voting at the Meeting.

In the event that the necessary quorum to transact business or the vote required to is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

By Order of the Board of Trustees.

JoEllen L. Legg

Secretary

[______], 2016

_______________________________

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL
_______________________________

We are providing you with this overview of the proposal on which your vote is requested.  Please read the full text of the Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference.  Your vote is important.

Questions and Answers

Q. What am I being asked to vote upon?

A. As a shareholder of the ALPS/Westport Resources Hedged High Income Fund (the “Target Fund”), you are being asked to consider and approve an Agreement and Plan of Reorganization (“Agreement”) under which all of the assets and liabilities of the Target Fund will be transferred to the James Alpha Hedged High Income Portfolio (the “Acquiring Fund”), a newly formed portfolio of The Saratoga Advantage Trust (the “Acquiring Trust”) with substantially the same investment objective, principal investment strategies and risks as the Target Fund (the “Reorganization”).  If shareholders of the Target Fund approve the Agreement, the Target Fund’s shareholders will receive Class A, Class C, and Class I shares of the Acquiring Fund in exchange for their Class A, Class C, and Class I shares of the Target Fund, respectively, and the outstanding shares of the Target Fund held by such shareholders will be terminated and cancelled as permitted by the organizational documents of the Target Fund and applicable law.  The Target Fund will thereafter wind up its affairs and be liquidated and terminated under applicable law.

Q. Why is the Reorganization being proposed?

A. The primary purpose of the Reorganization is to move the Target Fund from its existing mutual fund platform to the mutual fund platform of the Acquiring Trust and to replace the Target Fund’s current co-investment advisers (Westport Resources Management, Inc. and ALPS Advisors, Inc.) with a new investment adviser, James Alpha Advisors, LLC (“James Alpha Advisors”). Reconstituting the Target Fund as a series of the Acquiring Trust has the potential to (a) expand the Target Fund’s presence in more distribution channels and therefore its shareholder base through the distribution network of James Alpha Advisors and its affiliates, (b) increase the Target Fund’s asset base, and (c) lower the Target Fund’s operating expenses if assets grow through increases in the shareholder base. The Reorganization also provides an alternative to liquidating the Target Fund, which may have otherwise been recommended as a result of the Target Fund’s relatively small asset base.

Q. What effect will the Reorganization have on me as a shareholder of the Target Fund?

A. Immediately after the Reorganization, you will own shares of the Acquiring Fund, the aggregate value of which will be equal in value to the Class A, Class C, and Class I shares, as applicable, of the Target Fund that you held immediately prior to the closing of the Reorganization.  As a shareholder of the Acquiring Fund, you will have full access to the Acquiring Trust’s shareholder and transfer agency servicing platforms, which provide customer assistance through the internet, by telephone and by mail.  Current Target Fund shareholders will also be able to exchange their shares with shares of other funds within the Saratoga Fund Family on a load-waived basis.

The Acquiring Fund uses different service providers than the Target Fund and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Target Fund (and not through a financial intermediary) currently use and the persons or entities that such shareholders currently contact to buy, redeem and exchange shares and otherwise administer your account may change.  In addition, certain investor services and investment privileges will be different.  These differences, among others, are described in the Proxy Statement/Prospectus.

Q. Are there any significant differences between the investment objective , principal investment strategies and risks of the Target Fund and the Acquiring Fund?

A. No.  The Acquiring Fund has substantially the same investment objective, principal investment strategies and risks as the Target Fund.  The investment objective of both the Acquiring Fund and Target Fund are “non-fundamental,” meaning they can be changed without shareholder approval by the Board of Trustees of the respective Fund.

Q. Will the sub-advisers of the Target Fund and their respective portfolio managers continue to manage the assets of the Acquiring Fund allocated to each sub-adviser?

A. Yes. The Acquiring Fund will be sub-advised by Sound Point Capital Management, L.P. (“Sound Point”); Concise Capital Management, LP (“Concise”); and Amundi Smith Breeden LLC (“Amundi Smith Breeden”). The portfolio managers responsible for the day-to-day investment management of the Target Fund’s assets allocated to each sub-adviser, Stephen Ketchum and Rick Richert (Sound Point), Glenn Koach and Tom Krasner (Concise), and Jon Duensing (Amundi Smith Breeden), will be the portfolio managers for the Acquiring Fund. It is possible that James Alpha Advisors could chose to change sub-advisers following the Reorganization without seeking shareholder approval pursuant to James Alpha Advisors’ manager of managers exemptive relief received from the U.S. Securities and Exchange Commission.

Q. Will the investment advisers of the Target Fund and their respective portfolio managers continue to manage the Acquiring Fund?

A. No.  The investment adviser of the Acquiring Fund will be James Alpha Advisors. In addition, Saratoga Capital Management LLC (“Saratoga”) will provide certain organizational and oversight services to the Acquiring Fund.  As a result, the investment advisory and other services currently provided to the Target Fund by Westport Resources Management, Inc. (“Westport Resources”) and ALPS Advisors, Inc. (“ALPS Advisors”) will be provided to the Acquiring Fund by James Alpha Advisors and Saratoga. These services include, among others, conducting due diligence on, selecting and supervising the Acquiring Fund’s sub-advisers as well as supervisory services over the Acquiring Fund’s other service providers.

The James Alpha Advisors’ portfolio managers responsible for the day-to-day investment management of the Acquiring Fund and oversight of the sub-advisers will be Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay. The “Management of the Target

Fund and the Acquiring Fund – Portfolio Managers” section of the Proxy Statement/Prospectus describes the employment history of these individuals.

Q. Are there any differences in the advisory fees of the Target Fund and the Acquiring Fund?

A. Yes.  At current asset levels, the advisory fee of the Target Fund (1.70%) will be the same as the advisory fee of the Acquiring Fund (1.70%).  However, the Acquiring Fund has a flat advisory fee at a rate of 1.70% per annum of the Acquiring Fund’s average daily net assets, whereas the Target Fund has a different fee structure providing for a 1.50% annual management fee to Westport Resources and the greater of (i) 0.20%, based on the Fund’s average daily net assets, or (ii) $150,000 to ALPS Advisors.

Q. Will there be any differences in the total net annual fund operating expenses of the Target Fund and the Acquiring Fund immediately after the Reorganization?

A. No.  The Acquiring Fund’s total net annual fund operating expenses are expected to be the same as the total net annual fund operating expenses of the Target Fund immediately following the Reorganization. This is because both the Target Fund and the Acquiring Fund have entered into expense limitation arrangements with their respective investment advisers that require the investment adviser to waive its advisory fee or reimburse the fund’s expenses as necessary to limit the fund’s expenses to 1.99% for each class, excluding 12b-1 fees and certain other expenses. James Alpha Advisors has agreed to waive its advisory fee and/or reimburse fund expenses of the Acquiring Fund at this amount through at least December 31, 2017.

Under both the Target Fund’s and the Acquiring Fund’s expense limitation arrangement with its respective investment adviser, the investment adviser is entitled to recoup fees it waives and expenses it pays, within three years of the end of the fiscal year in which such fees were waived or expenses paid, provided that such recoupment does not cause the fund to exceed the expense cap in place at the time the expense was incurred.   The expense limitation arrangement and a comparison of the gross and net total annual fund operating expenses of the Acquiring Fund and Target Fund are described in the “Comparison of Fees and Expenses” section of the Proxy Statement/Prospectus.

Q. Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A. No.  The total value of the shares of the Target Fund that you own will be exchanged for the corresponding class of shares of the Acquiring Fund without the imposition of any sales load, commission or other transactional fee. Note, however, that the Acquiring Fund will charge an early redemption fee of 2.00% of the proceeds of Acquiring Fund shares on purchases of shares following the Reorganization that are redeemed within 30 days from the initial purchase date.

Q. What are the expected federal income tax consequences of the Reorganization?

A. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect.  Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.

Q. Have the Target Fund’s Trustees considered the Reorganization, and how do they recommend that I vote?

A. The Trustees of the Target Fund have carefully considered the Reorganization and unanimously recommend that you vote “FOR” the Reorganization.  A summary of the considerations of the Trustees in making this recommendation is provided in the “Board Considerations” section of the Proxy Statement/Prospectus.

Q. What is the anticipated timing of the Reorganization?

A. A special meeting of shareholders of the Target Fund will be held on [_____] (the “Meeting”).  If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or about [_____].

Q. What will happen if shareholders of the Target Fund do not approve the Reorganization or the Reorganization does not otherwise close?

A. If the shareholders of the Target Fund do not approve the Reorganization, then the Board of Trustees of the Target Fund (the “Target Fund Board”) will consider other possible courses of action for the Fund, including liquidation of the Target Fund.  In addition, the Reorganization may not close unless certain conditions are met.  If such conditions are not met, the Reorganization will not be consummated, even if shareholders of the Target Fund approved the Reorganization, and the Target Fund will not be combined with the Acquiring Fund.  If this occurs, the Target Fund Board will consider what action, if any, for the Target Fund to take.  The “Terms of the Reorganization” section of the Proxy Statement/Prospectus generally describes the conditions to closing of the Reorganization.

Q. What if I do not wish to participate in the Reorganization?

A. If you do not wish to have your shares of the Target Fund exchanged for the corresponding share class of the Acquiring Fund as part of the Reorganization that is approved by shareholders, then you may redeem your shares prior to the consummation of the Reorganization.  If you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q. Why are you sending me the Proxy Statement/Prospectus?

A. You are receiving a Proxy Statement/Prospectus because you own shares in the Target Fund and have the right to vote on the very important proposal described therein concerning the Target Fund.  The Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization.  The document is both a proxy statement of the Target Fund and a prospectus for the Acquiring Fund.

Q. Will the Target Fund or the Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A. ALPS Advisors will pay no more than $10,000 in Reorganization-related expenses. The Acquiring Fund will bear expenses related to its organization.  James Alpha Advisors and

Westport Resources will bear the remaining Reorganization-related expenses. In addition, in connection with the Reorganization, ALPS Advisors has agreed to waive its annual minimum advisory fee through July 31, 2016.

Q. What is the required vote to approve the proposal?

A. The proposal must be approved by a “majority of the outstanding voting securities” of the Target Fund. A “majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of the vote of (i) 67 percent or more of the voting securities of a fund that are present at a meeting if holders of shares representing more than 50 percent of the outstanding voting securities of the fund are present or represented by proxy or (ii) more than 50 percent of the outstanding voting securities of the fund.

Q. How do I vote my shares?

A. For your convenience, there are several ways you can vote:

•	Voting in Person: If you attend the Meeting, were the record owner of your shares on the Record Date, and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.
•	Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Target Fund Board, and in their best judgment on other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing to the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person, provided that you present, if necessary, the letter described above under “Voting in Person.”
•	Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Proxy Statement/Prospectus.

Q. Whom should I call for additional information about the Reorganization or the Proxy Statement/ Prospectus?

A. If you need any assistance, or have any questions regarding the Reorganization or how to vote your shares, please call [_____] at [____].

FINANCIAL INVESTORS TRUST	THE SARATOGA ADVANTAGE TRUST
1290 Broadway, Suite 1100	1616 N. Litchfield Road, Suite 165
Denver, Colorado 80203	Goodyear, AZ 85395
1-(866)-759-5679	1-(800) -807- FUND (3863)

PROXY STATEMENT AND PROSPECTUS
APRIL [___], 2016

Introduction

This document contains information that shareholders of ALPS/Westport Resources Hedged High Income Fund (the “Target Fund”), a series of Financial Investors Trust (“FIT”) should know before voting on the proposed reorganization described herein, and should be retained for future reference.  It is both the proxy statement of the Target Fund and the prospectus for the James Alpha Hedged High Income Portfolio (the “Acquiring Fund”), a newly formed portfolio of The Saratoga Advantage Trust (the “Acquiring Trust”). FIT and the Acquiring Trust are registered open-end management investment companies.  This Proxy Statement/Prospectus refers to the Target Fund and the Acquiring Fund collectively as the “Funds” and to each fund individually as a “Fund.”

The meeting of the shareholders of the Target Fund (the “Meeting”) will be held on [_____], at [______], at [______].  At the Meeting, shareholders of the Target Fund will be asked to consider and vote on the following proposal and to transact any other business as may properly be brought before the Meeting:

To approve an Agreement and Plan of Reorganization (the “Agreement”), providing for:  (a) the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund in exchange for Class A, Class C, and Class I shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

The total value of the Acquiring Fund shares that you receive in the Reorganization will be the same as the total value of the shares of the Target Fund that you held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization and any minimum investment amounts will be waived.

The Board of Trustees of the Target Fund (referred to herein as the “Target Fund Board” or the “Target Fund Trustees”) has fixed the close of business on [______] as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof (the “Record Date”).  Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share).  This Proxy Statement/Prospectus, the Notice of Special Meeting

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of Shareholders, and proxy card will be mailed on or about [_____] to all shareholders entitled to vote at the Meeting.

The Target Fund Board has unanimously approved the Agreement and the Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and its shareholders.  If shareholders of the Target Fund do not approve the Reorganization, the Target Fund Board will consider what further action is appropriate, including liquidation of the Target Fund.

Additional information about the Funds is available in the following documents:

•	Prospectus for the Target Fund;
•	Annual and Semi-Annual Reports to shareholders of the Target Fund;
•	Statement of Additional Information (“SAI”) for the Target Fund; and
•	SAI to this Proxy Statement/Prospectus.

The documents listed above are on file with the Securities and Exchange Commission (the “SEC”).  The prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/ Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/ Prospectus, also is incorporated by reference and deemed to be part of this document. The Target Fund prospectus, the most recent Annual Report to Shareholders, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the Target Fund have been previously mailed to shareholders and are available at http://www.alpsfunds.com/resources/alps-westport-resources-hedged-high-income-fund.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For Target Fund Documents:	For Acquiring Fund Documents:
financial investors trust	THE SARATOGA ADVANTAGE TRUST
1290 Broadway, Suite 1100	1616 N. Litchfield Road, Suite 165
Denver, Colorado 80203	Goodyear, AZ 85395
1-(866)-759-5679	1-(800)-807-FUND (3863)

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, DC 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-(202)-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

Because the Acquiring Fund has not yet commenced operations as of the date of this Proxy Statement/ Prospectus, no annual or semi-annual report to shareholders is available for the Acquiring Fund at this time.

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These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/ Prospectus.  Any representation to the contrary is a criminal offense.  An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  You may lose money by investing in the Funds.

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APPENDIX A

Investment Objective, Principal Investment Strategies and Related Risks of Acquiring Fund

APPENDIX B

Fundamental and Non-Fundamental Investment Restrictions of the Funds

APPENDIX C

Pricing, Purchase, Redemption and Tax Information for the Acquiring Fund

APPENDIX D

Ownership of the Target Fund

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EXHIBIT A

Form of Agreement and Plan of Reorganization

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

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PROPOSAL:
APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

Summary

On March 11, 2016, the Target Fund Board considered, and on April 25, 2016, unanimously voted to approve the Reorganization and the Agreement, subject to approval by shareholders of the Target Fund and other closing conditions.  In the Reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund.  The Acquiring Fund will then issue Class A, Class C, and Class I shares to shareholders of the Target Fund in exchange for their Class A, Class C, and Class I shares, respectively, of the Target Fund, and the Target Fund will distribute such shares to its shareholders. Any shares you own of the Target Fund at the time of the Reorganization will be cancelled and you will receive corresponding shares of the Acquiring Fund having an aggregate value equal to the value of your shares of the Target Fund (even though the net asset value per share may differ). It is expected that no gain or loss will be recognized by any shareholder of the Target Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, the Reorganization is expected to occur on or about [_____].  A form of the Agreement is attached as Exhibit A to this Proxy Statement/Prospectus.

Reasons for the Reorganization

The Target Fund Board considered the proposed Reorganization and concluded that participation in the proposed Reorganization is in the best interests of the Target Fund and its shareholders. In reaching that conclusion, the Target Fund Board considered, among other things:

(1) the Acquiring Fund has substantially the same investment objective, principal investment strategies and risks as the Target Fund;

(2) the Target Fund’s sub-advisers and their portfolio managers will manage the Acquiring Fund immediately after the Reorganization;

(3) the transition from the Target Fund’s current service providers to the Acquiring Fund’s service providers will not have any foreseeable adverse effect on shareholders;

(4) the total annual fund operating expenses of the Acquiring Fund and the Target Fund, inclusive of similar aggregate advisory fee rates, are expected to be comparable, after giving effect to the expense limitation and reimbursement agreement of the Acquiring Fund, which will be in effect through December 31, 2017;

(5) a potential decrease in total annual operating expenses if assets grow;

(6)  expanded distribution opportunities in more distribution channels through the distribution network of James Alpha Advisors, LLC (“James Alpha Advisors), the investment adviser of the Acquiring Fund;

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 (7) the Target Fund will not bear any expenses relating to the Reorganization;

(8) ALPS Advisors has agreed to waive its annual minimum advisory fee through July 31, 2016;

(9) The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code;

(10) The manager of managers exemptive relief granted by the SEC to James Alpha Advisors; and

(11) Alternatives for the Target Fund in the event that the Reorganization is not approved by shareholders or completed.

The Target Fund Board also considered that the Reorganization provides an alternative to liquidating the Target Fund, which may have otherwise been recommended as a result of the Target Fund’s relatively small asset base. For a more complete discussion of the factors considered by the Target Fund Board in approving the Reorganization, see the section entitled “Board Considerations” in this Proxy Statement/Prospectus.

Comparison of Investment Objectives, Principal Investment Strategies and Related Risks

The Acquiring Fund was recently created specifically to acquire assets and assume liabilities of the Target Fund in the Reorganization and continue the Target Fund’s investment strategy.  The Acquiring Fund’s investment objective and principal investment strategies are substantially the same as those of the Target Fund, although there may be slight differences in how the Funds’ strategies and objectives are described in their respective prospectuses.   Because the Target Fund and the Acquiring Fund have substantially the same investment objectives and principal investment strategies, and invest in substantially the same types of securities, the risks associated with an investment in the Acquiring Fund are substantially the same as the risks associated with an investment in the Target Fund.

The investment objective, principal investment strategies and related risks of the Target Fund can be found in the Target Fund prospectus that you received upon purchasing shares in the Target Fund and any updated prospectuses that you may have subsequently received.  The investment objective, principal investment strategies and related risks of the Acquiring Fund are set forth in Appendix A to this Proxy Statement/Prospectus. Each Fund’s principal investment strategies may be achieved through investments in other registered investment companies instead of direct investments.

The investment objective of each Fund is classified as non-fundamental, which means it may be changed without shareholder approval.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Target Fund with the shareholder fees and pro forma expense ratios of the Acquiring Fund.  Pro forma expense ratios of the Acquiring Fund give effect to the Reorganization.  The pro forma expense ratios shown

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project anticipated expenses but actual expenses may be greater or less than those shown.   As illustrated in the table, the expense ratio of the Acquiring Fund following the Reorganization is expected to be similar to the current expense ratio of the Target Fund.

	Target Fund			Acquiring Fund (Pro Forma)
	Class A	Class C	Class I	Class A	Class C	Class I
SHAREHOLDER FEES
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.50%	NONE	NONE	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE	1.00%	NONE	NONE(1)	1.00%(2)	NONE
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	NONE	NONE	NONE	2.00%	2.00%	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Distribution and/or Service Rule 12b-1 Fees	0.25%	0.75%	0.00%	0.40%	1.00%	0.00%
Other Expenses(3)	1.49%	1.59%	1.37%	[___]%	[___]%	[___]%
Shareholder Services Fees	0.15%	0.25%	0.00%	N/A(4)	N/A(4)	N/A(4)
Other Fund Expenses	1.34%	1.34%	1.37%	[___]%	[___]%	[___]%
Total Annual Portfolio Operating Expenses (before Expense Reduction/ Reimbursement)	3.44%	4.04%	3.07%	[____]%	[___]%	[___]%
Expense Reduction/ Reimbursement	-1.05%	-1.05%	-1.08%	([____])%	([___])%	([___])%
Total Annual Portfolio Operating Expenses (After Expense Reduction/ Reimbursement)	2.39%(5)	2.99%(5)	1.99%(5)	2.39%(6)	2.99%(6)	1.99%(6)

(1)	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchases. (See Appendix C herein for more information on purchases and redemptions of the Acquiring Fund’s shares).
(2)	Only applicable to redemptions made within one year after purchase. (See Appendix C herein for more information on purchases and redemptions of the Acquiring Fund’s shares).
(3)	Other Expenses based on estimated amounts for the current fiscal year.
(4)	The fees paid by the Acquiring Fund for shareholder servicing are included in the table as a component of the “Distribution and/or Service Rule 12b-1 Fees” line item expense amount for the Fund.
(5)	Westport Resources Management, Inc. (“Westport Resources”), one of the Target Fund’s co-investment advisers, has contractually agreed to waive its management fee and/or reimburse Target Fund expenses to the extent the Target Fund’s Total Annual Operating Portfolio Expenses (excluding Distribution and/or Service (Rule 12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.99% of the Target Fund’s average daily net assets. This agreement (the “Expense Agreement”) is in effect through February 28, 2017. Westport Resources will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2017 except with the approval of the Target Fund Board.
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(6)	Pursuant to an operating expense limitation agreement between James Alpha Advisors and the Acquiring Fund, James Alpha Advisors has agreed to limit its fees and/or absorb expenses of the Acquiring Fund to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Acquiring Fund do not exceed 2.39%, 1.99%, and 2.99% of the Acquiring Fund’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2017 (the “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Acquiring Trust’s Board of Trustees (referred to herein as the “Acquiring Fund Board” or the “Acquiring Fund Trustees”). James Alpha Advisors is permitted to seek reimbursement from the Acquiring Fund, subject to limitations, for fees it waived and Acquiring Fund expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Acquiring Fund’s operating expenses to exceed the current Expense Cap.

Expense Example

This example is intended to help you compare the costs of investing in the Target Fund and Acquiring Fund with the cost of investing in other mutual funds.  Pro forma combined costs of investing in the Acquiring Fund after giving effect to the Reorganization are also provided.  All costs are based upon the information set forth in the fee table above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.

The Example reflects fee waivers and expense reimbursements in effect for the Funds.  As described above, Westport Resources, a co-investment adviser to the Target Fund, has agreed contractually to waive its management fee and/or reimburse Target Fund expenses through February 28, 2017. James Alpha Advisors has contractually agreed to limit its fees and/or absorb expenses of the Acquiring Fund through December 31, 2017. Accordingly, the fee waivers and/or expense reimbursements applicable to the Funds are only reflected in the 1 Year column in the table.  Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

IF YOU SOLD YOUR SHARES

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$779	$1,439	$2,121	$3,924
Class C	$402	$1,134	$1,981	$4,171
Class I	$202	$846	$1,516	$3,303

Acquiring Fund
Class A (Pro forma)	$[___]	$[___]	$[___]	$[___]
Class C (Pro forma)	$[___]	$[___]	$[___]	$[___]
Class I (Pro forma)	$[___]	$[___]	$[___]	$[___]

IF YOU HELD YOUR SHARES

	1 Year	3 Years	5 Years	10 Years
Target Fund
Class A	$779	$1,439	$2,121	$3,924
Class C	$302	$1,134	$1,981	$4,171
Class I	$202	$846	$1,516	$3,303
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Acquiring Fund
Class A (Pro forma)	$[___]	$[___]	$[___]	$[___]
Class C (Pro forma)	$[___]	$[___]	$[___]	$[___]
Class I (Pro forma)	$[___]	$[___]	$[___]	$[___]

The Example is not a representation of past or future expenses.  The Target Fund’s and the Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown.  The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds.  The 5% annual return is not a prediction of and does not represent the Target Fund’s or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the Target Fund Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “Board Considerations” in this Proxy Statement/Prospectus.

Performance Information

Because the Acquiring Fund is adopting the performance history of the Target Fund’s shares, the bar chart and the performance table below provide some indication of the risks of an investment in the Acquiring Fund’s Class A shares by showing the performance of the Target Fund for the last calendar year, and by showing how the Target Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the Barclays Capital U.S. Aggregate Bond Index, which represents a broad measure of market performance. The Target Fund’s past performance, before and after taxes, is not necessarily an indication of how the Acquiring Fund’s Class A shares will perform in the future.  Updated performance information of the Target Fund is available on the Target Fund’s website at www.alpsfunds.com or by calling 1-(866)-759-5679.

Calendar Year Returns as of 12/31

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Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

Best Quarter:	June 30, 2014	2.20%
Worst Quarter:	December 31, 2015	-2.10%

Average Annual Total Returns

(For the periods ended December 31, 2015)

	1 Year	Life of Fund (since inception on December 31, 2013)
Class A Shares
Return Before Taxes	-7.75%	-3.60%
Return After Taxes on Distributions	-9.96%	-5.78%
Return After Taxes on Distributions and Sale of Fund Shares	-4.36%	-3.66%
Class C Shares
Return Before Taxes	-3.86%	-1.49%
Class I Shares
Return Before Taxes	-1.93%	-0.47%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are only shown for Class A shares of the Target Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

The Acquiring Fund does not have any operating history or performance information, and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will adopt as its own the historical performance information of the Target Fund.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect a

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Fund’s performance.  During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 91% of the average value of its portfolio.  No portfolio turnover for the Acquiring Fund is shown as the Acquiring Fund had not commenced operations as of the date of this Proxy Statement/Prospectus.

Management of the Target Fund and the Acquiring Fund

Investment Advisers and Sub-Advisers

ALPS Advisors, Inc. (“ALPS Advisors”) and Westport Resources serve as co-investment advisers to the Target Fund (each, a “Co-Adviser” and together, the “Target Fund Co-Advisers”). James Alpha Advisors is the investment adviser to the Acquiring Fund, and Saratoga Capital Management, LLC (“Saratoga”) provides certain organizational and oversight services to the Acquiring Fund. As a result, the investment advisory and other services currently provided to the Target Fund by Westport Resources and ALPS will be provided to the Acquiring Fund by James Alpha Advisors and Saratoga. These services include, among others, conducting due diligence on, selecting and supervising the Acquiring Fund’s sub-advisers as well as supervising the Acquiring Fund’s other service providers. James Alpha Advisors is also authorized to participate in the day-to-day management of the Acquiring Fund.

Sound Point Capital Management, L.P. (“Sound Point”), Concise Capital Management, LP (“Concise”), and Amundi Smith Breeden LLC (“Amundi Smith Breeden”) each serve as a sub-adviser (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) to the Target Fund and the Acquiring Fund. The Target Fund has applied for exemptive relief from the SEC, and the Acquiring Fund has been granted exemptive relief by the SEC, to operate under a “manager of managers” structure, as described more fully below.

Investment Advisers

ALPS Advisors, a wholly-owned subsidiary of ALPS Holdings, Inc., commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the SEC as an investment adviser. The principal address of ALPS is 1290 Broadway, Suite 1100, Denver, Colorado 80203. As of [____], ALPS managed over $[___] billion in assets. Westport Resources, also a registered investment adviser, is located at 55 Greens Farms Road, P.O. Box 3089, Westport, Connecticut 06880. Westport Resources’ current chief executive officer John Adams Vaccaro is the sole owner of Westport Resources. As of [_____],Westport Resources has combined assets under management of over $[__] million.

ALPS Fund Services, Inc. (“AFS”), an affiliate of ALPS Advisors, provides fund administration services and other portfolio support services and compliance monitoring for the Target Fund. Westport Resources manages the Target Fund’s investment program and selects, subject to the approval of the Target Fund Board, sub-advisers to the Target Fund. Westport Resources’ services include investment research and management with respect to the selection of sub-advisers, security types and investment strategies of the Target Fund.

James Alpha Advisors is a registered investment adviser located at 515 Madison Avenue, New York, New York 10022. Subject to the general supervision of the Acquiring Fund Board,

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James Alpha Advisors is responsible for managing the Acquiring Fund in accordance with its investment objectives and policies using the “manager of managers” approach discussed below, and making recommendations with respect to the hiring, termination or replacement of Sub-Advisers. James Alpha Advisors also maintains related records for the Acquiring Fund. As of [___], the James Alpha advisory complex1 had regulatory assets under management totaling approximately $[____] million.

Sub-Advisers

Concise is located at 1111 Brickell Avenue, Suite 2170, Miami, FL 33131, and is a registered investment adviser. Concise has entered into a joint venture with an affiliate of Canepa US, LLC, a subsidiary of a global wealth management firm that creates and develops investment platforms in global growth theme and geographies. As of [___] Canepa manages and oversees over [__] investment platforms, each one with assets under management between $[__] million and $[__] million.

Amundi Smith Breeden is located at 280 South Mangum Street, Suite 301, Durham, NC 27701, and is a registered investment adviser. Amundi Smith Breeden currently manages assets for an international client base including corporate and public pension funds, insurance companies, endowments, foundations, Taft-Hartley funds, central and supranational banks, and funds of funds. As of [_____], Amundi Smith Breeden had approximately $[___] billion in assets under management.

Sound Point is located at 375 Park Avenue, 25th floor, New York, NY 10152, and is a registered investment adviser. Sound Point currently serves as investment adviser to multiple funds and a number of separately managed accounts. As of [_____], Sound Point had approximately $[__] billion in assets under management.

Manager of Managers Structure

The SEC has granted exemptive relief to permit James Alpha Advisors, subject to certain conditions, to enter into and materially amend investment sub-advisory agreements with certain affiliated and unaffiliated sub-advisers on behalf of the Acquiring Fund without shareholder approval. This means that under the manager of managers structure, James Alpha Advisors will have ultimate responsibility, subject to oversight of the Acquiring Fund Board, for overseeing the Acquiring Fund’s sub-advisers and recommending to the Acquiring Fund Board their hiring, termination, or replacement. Within 90 days of retaining a new sub-adviser, shareholders of the Acquiring Fund will receive notification of the change. This manager of managers structure enables the Acquiring Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements. The manager of managers structure also enables James Alpha Advisors to reduce the sub-advisory fee of a sub-adviser and retain a larger percentage of the management fee or increase the sub-

_____________________

1 The James Alpha advisory complex includes James Alpha Management, LLC, James Alpha Advisors, and Ascent Investment Advisors. James Alpha Advisors holds a majority of the voting interests in, and is Managing Member of, Ascent Investment Advisors.

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advisory fee and retain a smaller percentage of the management fee without seeking shareholder approval.

James Alpha Advisors may invest the Acquiring Fund’s assets in securities and other instruments. James Alpha Advisors may exercise this discretion in order to invest the Acquiring Fund’s assets pending allocation to a Sub-Adviser, to hedge the Acquiring Fund against exposure created by a Sub-Adviser, or to modify the Acquiring Fund’s exposure to a particular investment or market-related risk. James Alpha Advisors may also exercise this discretion over unallocated assets and may reallocate to itself assets previously allocated to a Sub-Adviser.

Advisory and Sub-Advisory Agreements and Expense Limitation Agreements

Under each Fund’s investment advisory agreement(s), at current asset levels, the Fund pays a total investment advisory fee of 1.70% of the Fund’s average daily net assets. Pursuant to the Investment Advisory Agreement between the Target Fund and ALPS Advisors (the “ALPS Advisory Agreement”), the Target Fund pays ALPS Advisors an annual management fee of the greater of (i) 0.20%, based on the Target Fund’s average daily net assets, or (ii) $150,000. Pursuant to the Investment Advisory Agreement between the Target Fund and Westport Resources (the “Westport Advisory Agreement”), the Target Fund pays Westport Resources an annual management fee of 1.50% based on the Target Fund’s average daily net assets. The management fee for each of the Target Fund’s investment advisory agreements is paid on a monthly basis. Westport Resources pays the Sub-Advisers out of the advisory fee paid to it pursuant to the Westport Resources Advisory Agreement.

Under the Management Agreement between James Alpha Advisors and the Acquiring Trust, on behalf of the Acquiring Fund, the Acquiring Fund compensates James Alpha Advisors for its management services at the annual rate of 1.70% of the Acquiring Fund’s average daily net assets, payable on a monthly basis.

The Target Fund and the Acquiring Fund have entered into expense limitation arrangements with Westport Resources and James Alpha Advisors, respectively, that require the investment adviser to waive its advisory fee or reimburse the Fund’s expenses as necessary to limit the Fund’s expenses for each class to 1.99%, excluding 12b-1 fees and certain other expenses. Under both the Target Fund’s and the Acquiring Fund’s expense arrangement with its respective investment adviser, the investment adviser is entitled to recoup fees it waives and expenses it pays within three years of the end of the fiscal year in which such fees were waived or expenses paid, provided that such recoupment does not cause the Fund to exceed the expense cap in place at the time the expense was incurred.

Specifically, Westport Resources has contractually agreed to waive its management fee and/or reimburse expenses to the extent the Target Fund’s Total Annual Operating Fund Expenses (excluding distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.99% for each class of the Target Fund’s average daily net assets. This agreement is in effect through February 28, 2017. Pursuant to the Operating Expense Limitation Agreement between James Alpha Advisors and the Acquiring Fund, James Alpha Advisors has agreed to

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reduce its management fees and/or pay expenses of the Acquiring Fund to ensure that the Total Annual Operating Fund Expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses for the Acquiring Fund and Acquired Fund Fees and Expenses) do not exceed 2.39%, 1.99%, and 2.99% of the Acquiring Fund’s average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2017. Because the Target Fund’s distribution and service (12b-1) fees and shareholder service fees for Class A and Class C shares are not included in the Target Fund’s expense limitation agreement, such fees bring the Target Fund’s total annual operating expenses after expense reduction/reimbursement to the same levels as that of the Acquiring Fund’s total annual operating expenses after expense reduction/reimbursement.

ALPS Advisors has agreed to voluntarily waive the $150,000 minimum portion of its annual management fee in connection with the Reorganization through July 31, 2016 or the earlier closing of the Reorganization.

A discussion regarding the basis for the Target Fund Board’s approval of the Target Fund’s advisory agreements and sub-advisory agreements is provided in the Target Fund’s annual report to shareholders for the fiscal year ended October 31, 2015. A discussion regarding the basis for the Acquiring Fund Board’s approval of the Acquiring Fund’s advisory agreements and sub-advisory agreements will be included in the Acquiring Fund’s first report to shareholders issued after the commencement of the Acquiring Fund’s operations.

Portfolio Managers

The Acquiring Fund will be managed by the same portfolio managers of each Sub-Adviser that are currently portfolio managers for the Target Fund, according to substantially the same investment objective and principal investment strategies as the Target Fund.  The portfolio managers responsible for the day-to-day investment management of the Acquiring Fund on behalf of James Alpha Advisors will be Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay. A description of the employment history of the portfolio managers for the Target Fund and the Acquiring Fund is provided below.

Target Fund	Acquiring Fund
Westport Resources	James Alpha Advisors
Michael E. Portnoy is a Portfolio Manager for Westport Resources. Prior to Westport Resources, he co-founded Trust Advisory Partners, LLC in 2012. He previously served as Vice President of Public Investments and Portfolio Manager of Hatteras Alternative Mutual Funds from 2009 to 2011. Prior to that, he co-founded and served as Managing Partner of Trust Advisors LLC. Mr. Portnoy has been a portfolio manager of the Target Fund since its	Kevin R. Greene serves as a Managing Partner of James Alpha Advisors, and is responsible for overseeing the day to day management of the firm. Mr. Greene is the former Chairman & CEO of Capital Resource Holdings, LLC the holding company parent of CRA RogersCasey, one of the leading pension consulting firms in the United States. Prior to CRA RogersCasey, he founded Bryant Park Capital, a privately held investment bank specializing in private
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inception in December 2013.	equity financing and mergers and acquisitions for both private and public companies in the United States and Europe. Since 1991, Mr. Greene has served as the Chairman and CEO of KR Group, an international consulting and investment banking firm which he founded. Mr. Greene has been a portfolio manager of the Acquiring Fund since its inception.
Mark R. Tonucci is a Portfolio Manager for Westport Resources. Prior to Westport Resources, he co-founded Trust Advisory Partners, LLC in 2012. He previously served as Vice President of Public Investments and Portfolio Manager of Hatteras Alternative Mutual Funds from 2009 to 2011. Prior to that, he co-founded and served as Managing Partner of Trust Advisors LLC. Mr. Tonucci has been a portfolio manager of the Target Fund since its inception in December 2013.	James S. Vitalie serves as Chief Executive Officer of James Alpha Advisors and has over 20 years of experience successfully building financial services firms. Formerly the Institutional Group Head of Old Mutual Capital serving on the Executive and Product Development Committees, Mr. Vitalie was responsible for distribution and marketing of mutual funds, separate accounts and registered hedge fund of fund products. Prior to Old Mutual, Mr. Vitalie was the President of Curian Capital, an industry leading managed account platform. At Curian, Mr. Vitalie created the infrastructure of the asset management firm, developed and executed its strategic plan, and served as the Chairman of the Investment Policy Committee. Additionally, Mr. Vitalie was President of Foliofn Institutional, a financial services and technology company. As President of Century Business Services (CBZ) Retirement and Wealth Management Services division Mr. Vitalie created the strategic direction of the company, led the acquisition and integration efforts for the division and established their broker dealer and registered investment advisor. While at CBZ Mr. Vitalie was also responsible for securing the financing and launching of Allbridge Solutions as well as serving as its President and COO. Prior to CBZ, Mr. Vitalie was a partner at The Benefits Group, where he was responsible for the pension and investment services group. Lastly, Mr. Vitalie practiced corporate transactional law at Eckert, Seamans, Cherin & Mellott. Mr. Vitalie is also an officer of the Acquiring Trust. Mr. Vitalie has been a portfolio manager of the Acquiring Fund since its inception.
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Michael J. Montague serves as Chief Operating Officer of James Alpha Advisors and is responsible for daily operations of James Alpha Advisors as well as independent risk monitoring for James Alpha Advisors’ funds. Most recently Mr. Montague worked as a Portfolio Manager for a global macro fund primarily responsible for commodity research and trading. Mr. Montague previously served as a Portfolio Manager for Chapin Hill Advisors, Inc., overseeing asset allocation, trading, and investment activity. Prior to Chapin Hill Advisors, Mr. Montague served as a Portfolio Manager for the Cayuga MBA Fund LLC, a long/short equity hedge fund. He began his career with Schlumberger where he spent six years working as a Senior Geophysicist in Schlumberger’s Oilfield Services division. Mr. Montague has been a portfolio manager of the Acquiring Fund since its inception.

Akos Beleznay serves as Senior Vice President, Investments of James Alpha Advisors and is responsible for managing research and asset allocation for James Alpha Advisors. Prior to joining James Alpha Advisors, Mr. Beleznay was the Chief Investment Officer at Riverside, the asset management arm of HFR (Hedge Fund Research, Inc.) managing over one billion dollars of fund of hedge fund products. Before Riverside, Mr. Beleznay served as the Chief Investment Officer at Commerce Asset Management and CSG Asset Management with responsibility for managing funds of hedge funds and a hedge fund index replication product. Mr. Beleznay also served as the Director of Consulting Research for Equitas Capital Advisors, LLC from 2002 to 2010 and the Chief Investment Officer of Equitas Evergreen Fund LP, a fund of hedge funds with $300 million in assets, from 2003 to 2010.

Mr. Beleznay has a PhD degree in Physics from Eotvos Lorand University, Hungary and an MBA from Tulane University. Mr. Beleznay has been a portfolio manager of the Acquiring Fund since its inception.

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Sound Point
Stephen Ketchum founded Sound Point in 2009 and currently serves as Managing Partner and Portfolio Manager. He previously served as Global Head of Media Investment and Corporate Banking for Banc of America Securities and as Managing Director of Investment Banking at UBS and Donaldson, Lufkin & Jenrette before that. Mr. Ketchum has been a portfolio manager of the Target Fund since its inception in December 2013, and also of the Acquiring since its inception.
Rick Richert has been at Sound Point since May 2011, and is co-portfolio manager for the Fund. Prior to joining Sound Point, Mr. Richert was a Principal in the collateralized loan obligation (“CLO”) group at American Capital where for four years, he served as a senior member of a team managing $725 million in bank loan assets. His primary role was managing the cash flow CLO and directly covered over 40 names in the Aerospace & Defense, Building Materials, Chemical, Electronics, Metals & Mining and Oil & Gas industries. Prior to American Capital, Mr. Richert was a Senior Credit Analyst at Sanno Point Capital Management, a credit-focused hedge fund, where he covered Home Builders, Metals & Mining, TMT, and Drug Store Retailers. Mr. Richert earned his M.B.A. in Finance from the University of Michigan and his B.B.A in Accounting from Southern College. Mr. Richert is a Chartered Financial Analyst charter holder and is a Certified Public Accountant. Mr. Richert has been a portfolio manager of the Target Fund since its inception in December 2013, and also of the Acquiring Fund since its inception.
Concise
Glenn Koach co-founded Concise in 2004 and currently serves as President and Portfolio Manager. Mr. Koach has been a portfolio manager of the Target Fund since its inception in December 2013, and also of the Acquiring Fund since its inception.
Tom Krasner co-founded Concise in 2004 and currently serves as Principal and Portfolio Manager. Mr. Krasner has been a portfolio manager of the Target Fund since its inception in December 2013, and also of the Acquiring Fund since its inception.
Amundi Smith Breeden
Jon Duensing, Deputy Chief Investment Officer and Senior Portfolio Manager, joined Amundi Smith Breeden in 1996 and currently heads the Corporate Credit Investment Team. He is responsible for the firm’s credit-related absolute return portfolios. Mr. Duensing has been a portfolio manager of the Target Fund since its inception in December 2013, and also of the Acquiring Fund since its inception.

Each Fund’s SAI provides additional information about their respective portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Supervision of the Acquiring Fund

Saratoga serves the Acquiring Fund in a supervisory capacity with responsibility to monitor the performance of the Acquiring Fund’s outside service providers (other than sub-advisers, which are monitored by James Alpha Advisors), assist in the review of financial statements and other regulatory filings and board meeting materials related to the Acquiring Fund. Pursuant to the supervision agreement with the Acquiring Fund, the Acquiring Fund pays Saratoga an annual supervision fee of 0.10% of the Acquiring Fund’s average daily net assets, payable on a monthly basis, which fee decreases at various asset levels. Saratoga, a Delaware limited liability company, also acts as investment manager to certain other portfolios of the Acquiring Trust (the “Saratoga Funds”).

The Acquiring Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available. The Acquiring Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the portfolios of the Acquiring Trust. As further assistance, the Acquiring Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Acquiring Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account. Shares of the Acquiring Fund and the Saratoga Funds are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of each investor’s objectives and risk tolerance. An asset allocation methodology developed by Saratoga, the Saratoga Strategic Horizon Asset Reallocation Program (the “SaratogaSHARP® Program”), may be utilized in this regard by investment advisers that have entered into agreements with Saratoga. Saratoga receives a fee from the investment advisers with whom it has entered into such agreements. Shares of the Acquiring Fund and the Saratoga Funds are also available to other investors and advisory services.

Pursuant to the SaratogaSHARP® Program, Saratoga may suggest to the investment advisers that Saratoga has entered into agreements with in connection with the SaratogaSHARP® Program the allocation to the Acquiring Fund of the assets of one or more Saratoga Funds (each, a “sleeve”). Any such allocation would increase the Acquiring Fund’s assets and, therefore, the management fees of the Acquiring Fund payable to James Alpha Advisors. Conversely, such allocation would decrease the management fees of the Saratoga Funds payable to Saratoga, which acts as supervisor but not investment adviser to the Acquiring Fund. James Alpha Advisors has agreed to reimburse Saratoga an amount equivalent to any reduction in management fees that Saratoga experiences as a result of the allocation of one or more sleeves of the Saratoga Funds to the Acquiring Fund, less any supervision fees that Saratoga receives from the sleeve that is allocated to the Acquiring Fund. Any such reimbursement will be paid by James Alpha Advisors and not out of the assets of the Acquiring Fund.

Comparison of Other Service Providers

The following table identifies the principal service providers that service the Target Fund and the Acquiring Fund:

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	Target Fund	Acquiring Fund
Accounting/Administrative Services:	ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203	Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788

Transfer Agent:	ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Custodian:	Bank of New York Mellon One Wall Street, 25th Floor New York, New York 10286	The Bank of New York Mellon One Wall Street, 25th Floor New York, New York 10286

Distributor:	ALPS Portfolio Solutions Distributor, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137

Auditor:	Deloitte & Touche LLP 555 17th St. #3600 Denver, Colorado 80202.	Tait, Weller & Baker LLP 1818 Market St., Suite 2400 Philadelphia, PA 19103

There are no material differences in the types of services provided by the Acquiring Fund’s service providers and the Target Fund’s services providers.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

This section compares the fundamental and non-fundamental investment restrictions of the Target Fund with those of the Acquiring Fund.  Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a fund can be changed by the fund’s board of trustees.  Additional information regarding each Fund’s fundamental and non-fundamental investment restrictions is available in Appendix B to this Proxy Statement/Prospectus.

Required Fundamental Investment Restrictions:

The Investment Company Act of 1940, as amended (the “1940 Act”) requires, and the Target Fund and the Acquiring Fund each have adopted, fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Each Fund’s required fundamental investment restrictions are described below. Except for the restriction applicable to borrowings, which is ongoing, each Fund’s investment restrictions apply at the time of investment.

Diversification:

Each Fund has a fundamental investment restriction requiring the Fund to invest in a manner consistent with its classification as a “diversified” fund.  A “diversified fund” is one in which, with respect to 75% of its total assets, (i) not more than 5% of the fund’s total assets are invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment

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companies), and (ii) the fund does not hold more than 10% of the outstanding voting securities of any one issuer.

Borrowing:

Under the 1940 Act, an open-end fund may borrow up to 33 1/3% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.  Each Fund has a fundamental investment restriction limiting the Fund’s ability to borrow money as required by the 1940 Act.  Although stated differently, each Fund’s restriction permits the Fund to borrow amounts up to 33 1/3% of its total assets.  The Target Fund’s restriction provides that the Fund may borrow money to the extent permitted under the 1940 Act and in accordance with related SEC interpretations and guidance, whereas the Acquiring Fund’s restriction states that the Fund may borrow from a bank in an amount not exceeding 33 1/3% of the Fund’s total assets.

Issuing Senior Securities:

The 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.  The 1940 Act generally prohibits mutual funds from issuing senior securities, in order to limit the use of leverage, which can occur when a fund borrows money to enter into securities transactions or acquires an asset without being required to make payment until a later time. SEC staff interpretations, however, allow mutual funds to engage in various transactions that might be considered to raise “senior securities” or leveraging concerns, provided that the fund satisfies certain asset coverage requirements designed to protect shareholders.

Each Fund has a fundamental investment restriction that prohibits the Fund from issuing senior securities, except as permitted under the 1940 Act and relevant SEC staff interpretations. Although their formulations are slightly different, the restrictions are substantially the same.

Underwriting:

Each Fund has a fundamental investment restriction limiting the Fund’s ability to underwrite securities of other companies.  This restriction does not prevent the Funds from selling securities in accordance with their investment objectives, policies and limitations.

Investing in Real Estate:

The Funds have similar fundamental investment restrictions limiting their ability directly to invest in real estate or real estate mortgage loans.  This restriction does not prevent the Funds from investing in securities of real estate companies and other companies that deal in real estate, including the securities of real estate investment trusts (“REITs”), and in securities secured by real estate or interests therein.  In addition, each Fund may hold and sell real estate acquired as a result of the Fund’s ownership of such securities.

Investing in Commodities:

Each Fund has a fundamental investment restriction limiting the Fund’s ability to invest in commodities.  This restriction does not prevent the Funds from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on

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futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or other instruments that are linked to or secured by physical or other commodities.

Lending of Funds and Securities:

Under SEC Staff interpretations, lending by an investment company, under certain circumstances, may also give rise to issues relating to the issuance of senior securities.  To the extent that a Fund enters into lending transactions under these limited circumstances, the Fund will continue to be subject to the limitations imposed by the 1940 Act regarding the issuance of senior securities and the Fund’s fundamental investment restrictions regarding issuing senior securities.

Each Fund has a fundamental investment policy prohibiting the Fund from making loans; provided, however, that the restriction does not apply to the lending of portfolio securities and does not prevent the Funds from investing in debt instruments, repurchase agreements and other investments permitted by the 1940 Act, consistent with their investment objectives.

Industry Concentration:

Each Fund has a fundamental investment restriction limiting the Fund’s ability to invest more than 25% of its net assets in a single industry or group of industries, excluding securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies. With respect to its fundamental policy on concentration, the Target Fund currently intends to use the Global Industry Classification Standard; however, the use of any particular classification system is not a fundamental policy of the Target Fund. The Acquiring Fund has no similar interpretation.

Non-Fundamental Investment Restrictions

Each Fund also has adopted several non-fundamental investment restrictions, which may be changed by the Board of Trustees of the respective Fund, without shareholder approval.  The non-fundamental investment restrictions for each Fund are substantially similar. Each Fund has adopted non-fundamental investment restrictions relating to:

Illiquid Securities:

Each Fund has a non-fundamental investment restriction that limits the Fund’s investments in illiquid securities to 15% of the value of its net assets.

Purchasing Securities on Margin:

Each Fund has a non-fundamental investment restriction that limits the Fund’s ability to purchase securities on margin, except that that a Fund may obtain short-term loans as necessary for the clearance of Fund transactions.  The Target Fund’s restriction permits purchases of securities on margin of up to 10% of the Target Fund’s net assets (based on then current value), whereas the Acquiring Fund categorically restricts the Acquiring Fund’s ability to purchase securities on margin. Unlike the Target Fund, the Acquiring Fund’s restriction specifically excludes collateral arrangements in connection with transactions in derivatives from this restriction.

Exercising Control:

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The Acquiring Fund has a non-fundamental investment restriction restricting the Fund from investing for the purpose of exercising control or management of another company. The Target Fund does not have a similar restriction.

Comparison of Share Classes and Distribution Arrangements

Shares of the Target Fund will be reorganized into the corresponding classes of shares of the Acquiring Fund, which are described below. This section of the Proxy Statement/Prospectus describes the different distribution arrangements and eligibility requirements among the various share classes of the Funds.

Distribution Arrangements and Principal Underwriters.  ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is the distributor and principal underwriter for the Target Fund’s shares.  Northern Lights Distributors, LLC (the “Distributor”) is the distributor and principal underwriter for the Acquiring Fund’s shares.  APSD and the Distributor offer shares of the Target Fund and the Acquiring Fund, respectively, on a continuous basis directly and through authorized financial intermediaries. APSD and the Distributor are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Class Structure. Each Fund offers three classes of shares, designated as Class A shares, Class C shares and Class I shares, respectively.  Target Fund shareholders will receive shares of the corresponding class of the Acquiring Fund’s shares in connection with the Reorganization.  The different share classes offered by the Funds are designed to address different investment needs through distinct fee structures.  The similarities and differences among the sales charges and distribution and service fees applicable to each share class of the Target Fund and the Acquiring Fund are described below.

Class A Shares: Initial Sales Charges, Reductions and Waivers. Class A shares of each Fund are sold at the offering price, which is the net asset value (“NAV”) plus a front-end sales charge that is based on the amount of your investment.  The maximum front-end sales charge applicable to Class A shares of the Target Fund is 5.50% of the offering price, whereas the maximum front-end sales charge for Class A shares of the Acquiring Fund is 5.75% of the offering price.

As noted above, the maximum front-end sales charges applicable to purchases of Class A shares of the Funds differ. For purchases of less than $50,000, Class A shares of the Acquiring Fund are subject to a maximum sales charge is 5.75%, whereas the maximum sales charge applicable to purchases of Class A shares of the Target Fund is 5.50%. The Funds offer identical sales charge discounts for purchases of $50,000 or more, and each Fund offers Class A shares with no front-end sales charges for purchases of $1 million or more. The sales charge discounts for Class A shares of the Acquiring Fund for purchases of $1 million dollars or more are available only to U.S. residents. Note that, with certain limited exceptions, the Target Fund is generally available only to U.S. citizens or residents. Additionally, investors who paid no initial sales charge on Class A shares of the Acquiring Fund by virtue of investing $1 million or more will pay a 1% CDSC on shares redeemed within 12 months of purchase, whereas the Target Fund reserves the right to assesses CDSCs on such shares if they are redeemed within 18 months of purchase.
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The following table shows the initial sales charge schedule for investments in Class A shares of each Fund.  The Funds’ other share classes are not subject to an initial sales charge.

Amount of Purchase	Sales Charge as a Percentage of Offering Price[1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)
Less than $50,000	5.75%[2]	6.10%[2]
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more[3,4]	None	None

1 Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

2 With respect to the Target Fund, the maximum applicable initial sales charge for investments of $50,000 or less is 5.50% of the offering price and the sales charge as a percentage of net investment is 5.82%.

3 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within 12 months from the date of purchase with respect to Acquiring Fund shares and within 18 months from the date of purchase with respect to Target Fund shares. See “Class A Shares: Initial Sales Charges, Reductions and Waivers” above for further information.

4 James Alpha Advisors may make payments, monthly in 12 equal installments, to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $1 million to $3 million, James Alpha Advisors will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

Class C Shares. The Class C fee structures of the Funds are substantially similar. Class C shares of each Fund are sold at net asset value next determined without an initial sales charge. Both Funds impose a CDSC of 1.00% on purchases of Class C shares if Class C shares are redeemed within one year after purchase. Unlike the Target Fund, the Acquiring Fund imposes a CDSC on any redemption of Class C shares if after such redemption the aggregate current value of an account with the Acquiring Trust falls below the aggregate amount of the investor’s purchase payments for Class C shares made during the one year preceding the redemption. Additionally, any CDSC applicable to redemptions of Class C shares of the Acquiring Fund is based upon the investor’s original purchase price.

Class I Shares. Class I shares of the Funds are not subject to initial sales charges or CDSCs. Accordingly, investors purchasing Class I shares of the Acquiring Fund following the

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Reorganization will pay the NAV next determined after their order is received by the Fund. Additionally, Class I shares of the Funds are not subject to 12b-1 fees or other shareholder servicing fees.

Minimum Initial Investments. The investment minimums for the Acquiring Fund and Target Fund are substantially similar. Generally, investments in the Class A shares and Class C shares of each Fund are subject to a minimum initial investment amount of $2,500. However, investments by tax deferred accounts in Class A and Class C shares of the Target Fund are subject to a minimum investment amount of $500, whereas the Acquiring Fund does not impose a minimum initial investment requirement for its Class A and Class C shares with respect to investments by employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. Additionally, the Target Fund and the Acquiring Fund have no subsequent investment minimum. However, notwithstanding the Acquiring Fund’s lack of a subsequent investment minimum, the minimum subsequent investment in the Acquiring Trust is $100. The minimum investment amount for Class I shares of each Fund is $1,000,000. The Acquiring Fund’s Class I minimum investment requirement is subject to certain exceptions, which are described in the Acquiring Fund’s prospectus.

You will not pay an initial sales charge and you will not be charged a CDSC of 1.00% (if applicable) on Acquiring Fund shares that you receive in connection with the Reorganization.  However, the Acquiring Fund initial sales charges will apply to any Class A shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge.

Reductions and waivers of sales charges on Target Fund shares and the Acquiring Fund’s Class A shares are available to certain eligible investors. The eligibility requirements for such discounts are similar between the Funds.  Although similar, it is possible that Target Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of Class A shares of the Acquiring Fund.  The Target Fund’s prospectus includes information on purchasing shares with a reduced or waived initial sales charge.  Additional information on purchasing Class A shares of the Acquiring Fund with a reduced or waived sales charge is available in Appendix C to this Proxy Statement/Prospectus.

With respect to investments in each Fund, it is the responsibility of the investor or his or her financial intermediary to determine whether a sales load reduction or waiver would apply. The Funds are not responsible for making such determination.  To receive a reduced sales load when purchasing shares of the Acquiring Fund, notification must be provided at the time of the purchase order.  If you purchase shares directly from the Acquiring Fund, you must notify the Fund in writing. Otherwise, notice should be provided to the financial intermediary through whom the purchase is made so they can notify the Fund.

Distribution and Servicing Fees. The Class A shares of each Fund may pay up to 0.40% of their respective net assets for distribution and shareholder services. The Class C shares of each Fund may pay up to 1.00% of their respective net assets for such services.

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Although the total amounts payable for distribution services and shareholder services provided to the Class A shares and Class C shares of each Fund are the same, the Target Fund has adopted separate shareholder services plans for its Class A and Class C shares in addition to its Rule 12b-1 distribution plans, described in more detail below. In contrast, fees for the distribution and sale of the Acquiring Fund’s shares as well as fees payable for shareholder services to its Class A and Class C shareholders are paid pursuant to the Acquiring Fund’s Plan of Distribution (the “Acquiring Fund Plan”), adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. As stated above, the Acquiring Fund Plan provides that the Acquiring Fund will pay the Distributor or other entities, including James Alpha Advisors and Saratoga, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% for Class A shares and 1.00% for Class C shares of the average net assets of each share class. A portion of the fee payable pursuant to the Acquiring Fund Plan, equal to 0.25% of the average daily net assets, is currently characterized as a “service fee” as such term is defined under Rule 2830 of the FINRA Conduct Rules and it may be paid directly to James Alpha Advisors, Saratoga or other entities for providing shareholder support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. Because the fee is paid out of the Acquiring Fund’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Acquiring Fund Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Acquiring Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Acquiring Fund Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

The Target Fund has adopted a separate plan of distribution for Class A shares and Class C shares pursuant to Rule 12b-1 under the 1940 Act (each, a “Target Fund Plan” and collectively, the “Target Fund Plans”). The Target Fund Plans allow the Target Fund to use Class A and Class C assets to pay fees in connection with the distribution and marketing of Class A and Class C shares and/or the provision of ongoing shareholder services to Class A and Class C shareholders. Each Target Fund Plan permits payment for services in connection with the administration of plans or programs that use Class A and Class C shares of the Fund as their funding medium and for related expenses.

The Target Fund Plans permit the Target Fund to make total payments at an annual rate of up to 0.25% of the Target Fund’s average daily net assets attributable to its Class A shares and 0.75% of the Target Fund’s average daily net assets attributable to its Class C shares.

As stated above, in addition to the Target Fund Plan for Class A shares, the Target Fund has adopted a shareholder services plan with respect to the Fund’s Class A shares (the “Class A

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Services Plan”). Under the Class A Services Plan, the Target Fund is authorized to pay select financial intermediaries and the Target Fund’s affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares of the Target Fund attributable to or held in the name of a Participating Organization. The fee is compensation for providing some are all of the following on-going services: (i) maintaining separate records for each beneficial shareholder; (ii) transmitting purchase and redemption orders; (iii) preparing and transmitting account statements for each beneficial shareholder; (iv) transmitting proxy statements, periodic reports, and other communications to each beneficial shareholder; and/or (v) providing periodic reports to the Fund to enable the Fund to comply with state Blue Sky requirements. Any amount of such payment not paid during the Target Fund’s fiscal year for such service activities is reimbursed to the Target Fund.

The Target Fund has also adopted a shareholder services plan with respect to its Class C shares (the “Class C Services Plan”). Under the Class C Services Plan, the Target Fund is authorized to pay select financial intermediaries and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares of the Target Fund attributable to or held in the name of a Participating Organization. The fee is compensation for providing some are all of the following on-going services: (i) on-going personal services to assist Class C shareholders with the maintenance of their accounts; (ii) offer on-going advice concerning the suitability of particular investment opportunities offered by the Target Fund in light of Class C shareholder needs; (iii) answer routine and on-going shareholder inquiries concerning FIT, the Target Fund, or Class C shares; (iv) provide and maintain elective Class C shareholder services such as check writing or wire transfer services; and (v) contingent deferred sales charge reports.

Comparison of Purchase and Redemption Procedures

Purchase Procedures. Shares of the Target Fund cannot be purchased directly and may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Investors in the Funds may be charged a fee for transactions effected through a broker or other financial intermediary. Your financial intermediary can provide you with details on any such fees. Target Fund shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account.

Purchases of shares of the Acquiring Fund may be made through a Financial Intermediary having a sales agreement with the Distributor, or through a broker or intermediary designated by that Financial Intermediary, or directly through the Acquiring Fund’s Transfer Agent, Gemini Fund Services, LLC (the “Transfer Agent”). Shares of the Acquiring Fund are available to participants in consulting programs and to other investors and to investment advisory services.

A purchase order is deemed to be received by the Acquiring Fund when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the

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Acquiring Trust. As stated above, investors may not purchase shares of the Target Fund directly. Details regarding purchase orders of the Target Fund shares may be obtained through your financial adviser. Each Fund, however, reserves the right, in its sole discretion, to reject purchase orders for shares of the Fund.

The Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Acquiring Fund, for any check returned to the Transfer Agent for insufficient funds.

The Acquiring Trust offers an Automatic Investment Plan under which purchase orders of $100 or more for Class A shares of the Acquiring Fund may be placed periodically in the Acquiring Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their representative or the Acquiring Trust at 1-800-807-FUND (1-800-807-3863). The Target Fund does not offer a similar plan.

Purchase orders received by a Fund in proper form prior to the close of regular trading on the NYSE are effected at the NAV per share determined that day. Requests received after the close of regular trading on the NYSE are effected at the NAV per share next determined after the receipt of the request. Additional information about purchase procedures for the Acquiring Fund is available in Appendix C.

Redemption Procedures. Redemptions of Target Fund shares, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Your financial intermediary or the appropriate plan documents can provide details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Target Fund shares. Acquiring Fund shares can be redeemed via written, telephone or by wire transfer requests received by the Transfer Agent or a Financial Intermediary authorized to accept redemption orders on behalf of the Acquiring Trust. Redemption requests must be received by the Acquiring Fund in good order, as described in Appendix C.

Each Fund has reserved the right to redeem shares “in kind.”  Additionally, each Fund permits redemptions by mail, wire transfer, and telephone.  Shareholders of the Acquiring Fund who request a redemption wire transfer will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer. However, the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer.

The Acquiring Fund may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the Fund’s NAV, after at least 30 days’ notice has been given to increase the account balance to more than $1,000.  Involuntary redemptions may result in the liquidation of the Acquiring Fund’s holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains. Unlike the Acquiring Fund, the Target Fund does not currently impose an account minimum.

Redemption requests received by a Fund in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day.  Redemption

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requests received after the close of regular trading on the NYSE will be effected at the NAV next determined by the respective Fund.  A redemption order for Acquiring Fund shares is deemed to be received by the Acquiring Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Acquiring Trust. Each Fund reserves the right to suspend or postpone redemptions under certain extraordinary circumstances, as provided in the Funds’ prospectuses.

Additional information regarding the Acquiring Fund’s redemption procedures is available in Appendix C to this Proxy Statement/Prospectus.

Redemption Fees.  The Acquiring Fund will charge an early redemption fee of 2.00% of the proceeds of its shares purchased after the Reorganization that are redeemed within 30 days from the initial purchase date.  Unlike the Acquiring Fund, the Target Fund does not impose redemption fees. The redemption fee imposed by the Acquiring Fund is intended to deter frequent purchases and sale of the Fund’s shares.

Shares of the Acquiring Fund that are distributed in connection with the Reorganization will not be subject to a redemption fee.  In addition, the redemption fee will be waived on sales or exchanges of Acquiring Fund shares made under certain circumstances, which are described in Appendix C to the Proxy Statement/Prospectus.

Comparison of Exchange Privileges

Each Fund offers exchange privileges subject to certain requirements. The Target Fund offers exchange privileges between the Target Fund and series of FIT advised by ALPS Advisors.

Shares of the Acquiring Fund may be exchanged without payment of any exchange fee for shares of the same class of the Saratoga Funds at their respective NAVs. There are special considerations when you exchange Acquiring Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Acquiring Fund or a series of the Acquiring Trust that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from the Acquiring Fund or another series of the Acquiring Trust subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into the Acquiring Fund or another series of the Acquiring Trust with a lower CDSC rate.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Acquiring Fund shares being acquired may be legally sold.

Saratoga reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

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Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies.  The Target Fund and the Acquiring Fund have similar policies regarding the payment of dividends and distributions.  Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, a fund generally pays no federal income tax on the income and gains it distributes to you.    The Acquiring Fund declares and pays dividends from net investment income, if any, annually. The Target Fund declares and pays dividends from net investment income, if any, monthly.  Distributions of net realized long-term and short-term capital gains, if any, earned by each Fund will be made annually.  The Funds may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Acquiring Fund.  The amount of any distribution will vary, and there is no guarantee that either Fund will pay either an income dividend or a capital gains distribution. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by the Acquiring Fund to a shareholder will be automatically reinvested (at current NAV) in additional shares of the Acquiring Fund (which will be deposited in the shareholder’s account) unless the shareholder instructs the Acquiring Trust, in writing, to pay all dividends and distributions in cash. Both Acquiring Fund shares and Target Fund shares acquired by dividend and distribution reinvestment will not be subject to any CDSC.

Fiscal Year.  The Target Fund’s fiscal year ends on October 31, whereas the Acquiring Fund’s fiscal year ends on August 31.  As a result, the Acquiring Fund will deliver annual and semi-annual shareholder reports and updated prospectuses on a different schedule than the Target Fund delivered such information.

Comparison of Business Structures, Shareholder Rights and Applicable Law

FIT and the Acquiring Trust (referred to collectively in this section as the “Trusts”) are each organized as Delaware statutory trusts (“DSTs”). As such, there are no material differences between the rights accorded to their respective shareholders under applicable state law. In addition to applicable state law, DSTs are governed by the terms of their organizational documents. The material differences between the respective governing instruments of the Trusts affecting shareholder rights are discussed below.

The following is a discussion of certain important provisions of the governing instruments of the Target Fund and the Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the SAI to this Proxy Statement/Prospectus, each Fund’s governing documents, which are on file with the SEC, and with respect to the Target Fund, the Target Fund’s SAI.

Shares.  The characteristics of shares issued by the Funds are similar. Each Fund is authorized to issue an unlimited number of shares of beneficial interest. Shares of the Target Fund are issued with no par value, whereas shares of the Acquiring Fund are issued with a par value of $0.001. When issued and sold in accordance with the prospectus, including receipt by the respective Fund of full payment of shares in compliance with the Securities Act of 1933, as amended (“1933 Act”), shares of each Fund are validly issued shares of such Fund, and purchasers of such shares will not have any obligation to make payments to the respective Fund or its creditors, or make contributions to the respective Fund or its creditors, solely by reason of

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the purchasers’ ownership of such shares. Each share of a Fund or class of shares of a Fund represents an equal, proportionate interest in such Fund or class.  Shareholders of each Fund are entitled to receive a pro rata allocation of distributions of income and capital gains, if any, made with respect to the Fund as may be declared in the discretion of its respective Board of Trustees. Distributions of the Target Fund may be made in cash or trust property in the discretion of the Target. Distributions of the Acquiring Fund may be made in cash or in additional Acquiring Fund shares, or a combination thereof.   Each Fund may offer dividend reinvestment or payment programs to shareholders. In the event of a liquidation of either the Target Fund or the Acquiring Fund, shareholders of each Fund are entitled to receive their ratable share of proceeds or assets of the respective Fund, after satisfaction of all outstanding liabilities and expenses of such Fund. Shareholders of the Funds have no preemptive rights. Pursuant to the Acquiring Trust’s governing instrument, shareholders of the Acquiring Fund have no appraisal or dissenters’ rights.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  Neither the Target Fund nor the Acquiring Fund is required to hold annual shareholders’ meetings under the Delaware Statutory Trust Act or the Trusts’ respective governing documents, except as may be otherwise required under the 1940 Act.  The governing documents of each Trust generally provide that special meetings of shareholders may be called by a Trust’s Board of Trustees.  In addition, the governing documents of both Trusts generally provide that a special meeting of the shareholders shall be called when requested in writing by the holder or holders of at least 10 percent of outstanding shares entitled to vote.

Submission of Shareholder Proposals.

The governing instruments of the Target Fund and Acquiring Fund do not require that Fund shareholders provide notice to the Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to each Fund, require that proposals of shareholders intended to be presented at the next meeting of shareholders be received within a reasonable time prior to the printing and mailing of the proxy materials sent in connection with the meeting, for inclusion in the proxy statement for that meeting.

Quorum.  For the Target Fund, a quorum will exist if one-third the shareholders of a majority of the outstanding shares of the Target Fund are present at a shareholder meeting in person or by proxy. For the Acquiring Fund, a quorum will exist if shareholders of thirty percent of the shares entitled to vote of the Acquiring Fund are present at the meeting in person or by proxy. Both Declarations provide, however, that any lesser number is sufficient for adjournments.

Number of Votes; Aggregate Voting.  The governing instruments of each Fund provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. The Trust Instrument of FIT (“FIT Declaration”) also specifies that shareholders are not entitled to cumulative voting in the election of Trustees. The governing instruments of the Acquiring Fund also do not provide for cumulative voting.

The FIT Declaration provides that any matter submitted to a vote of the shareholders, all shares shall be voted separately by individual series, except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series; and (ii) when the Target Fund Trustees have determined that the matter affects the interests of more than one series, then the

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shareholders of all such series shall be entitled to vote thereon. The Master Trust Agreement of the Acquiring Trust (“Acquiring Trust Declaration,” and together with the FIT Declaration, the “Declarations”) requires that all shares of all series and classes thereof shall vote together as a single class, except (1) when the Acquiring Trust’s governing instruments, the 1940 Act or other law requires a separate vote by such series or class thereof voting together without regard to a class or series and (2) as to any matter which the Acquiring Fund Trustees have determined affects the interests of one or more particular series or classes thereof, only the holders of shares of the one or more affected series or classes shall be entitled to vote, and each such series or class shall vote as a separate class.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters.  Specifically, shareholders are entitled to vote for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to Fund policies, objectives or restrictions deemed to be fundamental.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law.  The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter.  For matters on which shareholders of a Fund do not have a right to vote, the Board of Trustees of such Fund may nonetheless determine to submit the matter to shareholders for approval.  Where referenced below, the phrase “1940 Act Majority” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Directors/Trustees.  The shareholders of each Fund are entitled to vote for the election and the removal of Trustees.  Trustees of the Target Fund are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). Trustees of the Acquiring Fund are elected by an affirmative vote of a majority of the shares voted at the meeting.  Shareholders of the each Fund have the right to remove a Trustee, for or without cause, at any time by a vote or by written declaration of not less than two-thirds of the outstanding shares of the such Fund.

Amendment of Governing Instruments.  In general, shareholders of the Funds have the right to vote on any amendment to their respective Declarations that would adversely affect their rights as shareholders. The Target Fund Board may amend the FIT Declaration, without shareholder vote, unless shareholders have the right to vote on the amendment. Shareholders of the Target Fund shall have the right to vote (i) on any amendment which would affect their voting powers, (ii) on any amendment to the FIT Declaration regarding shareholder approval of amendments, (iii) on any amendment as may be required by law or by FIT’s registration statement filed with the SEC and (iv) on any amendment submitted to them by the Target Fund Trustees. The Bylaws of the Target Fund may be amended at any meeting of the Target Fund Board by a majority vote.

An amendment to the Acquiring Trust Declaration that adversely affects the rights of shareholders must be approved by a majority of the shares entitled to vote.  An amendment to the

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Acquiring Trust Declaration that does not adversely affect the rights of shareholders may be approved by a majority of the Board of Trustees.

Mergers and Reorganizations.   The Target Fund Board, without prior shareholder approval, may, in order to change the form of organization of FIT, (i) cause FIT to merge or consolidate with or into one or more trusts, partnerships, associations or corporations so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, or is a series thereof, that will succeed to or assume FIT’s registration under that Act and which is formed, organized or existing under the laws of a state, commonwealth possession or colony of the United States or (ii) cause FIT to incorporate under the laws of Delaware.

The Acquiring Trust Declaration provides that any merger, consolidation, or sale resulting in the transfer of substantially all of the Acquiring Fund’s assets requires a 1940 Act Majority vote. Shareholder vote is not required where the Acquiring Trust (or the Acquiring Fund) will be the survivor of a consolidation or merger or transferee of assets.

Liquidation of a Fund.  The Target Fund may be liquidated upon an affirmative vote of a majority of the Trustees, subject to the approval of a 1940 Act Majority.  The Acquiring Fund may be liquidated upon an affirmative vote of the majority of the Trustees, and the Acquiring Trust may be liquidated by a majority of the Trustees and the approval of a 1940 Act Majority.

Liability of Shareholders.  Consistent with the Delaware Statutory Trust Act, the Declarations generally provide that shareholders will not be subject to personal liability for the obligations of the respective Trust.  Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability.  To mitigate this risk, the Declarations both contain a disclaimer of shareholder liability for acts of the respective Fund, and the each Trust’s Declaration provides for shareholder indemnification out of the Acquiring Fund assets if any shareholder is personally held liable for the obligations of the respective Fund.

Liability of Trustees and Officers. Consistent with the 1940 Act, the Declarations generally provide that no Trustee or officer of the Trusts shall be subject to any personal liability in connection with the assets or affairs of the respective Trust, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions.

Indemnification. The FIT Declaration generally provides that FIT shall indemnify the Trustees and officers of FIT (each such person being a “Covered Person”) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. The Target Fund provides no indemnification to a Covered Person (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to FIT or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross

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negligence or reckless disregard of the duties involved in the conduct of his office (“Disqualifying Conduct”), (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither “interested persons” of FIT (as defined in the 1940 Act) nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel. FIT’s Declaration provides that the rights of Covered Persons to indemnification may be insured by a policy maintained by the Trust.

The Acquiring Trust Declaration provides that the Acquiring Trust shall indemnify (from the assets of the applicable Fund) each of its Trustees, officers, employees or agents (each, a “Covered Person”) to the fullest extent permitted by law against all liabilities, including without limitation amounts paid in satisfaction of judgments, compromise payments, subject to certain conditions, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding in which such Covered Person is made a party or is threatened to be made a party by reason of being a Covered Person, except with respect to any matter as to which it has been determined that such Covered Person had acted with Disqualifying Conduct.  A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person was not liable by reason of Disqualifying Conduct, (ii) dismissal of an action or proceeding against a Covered Person for insufficiency of evidence of Disqualifying Conduct, or (iii) a reasonable determination that the Covered Person was not liable by reason of Disqualifying Conduct by (a) a vote of a majority of a quorum of disinterested non-party trustees, or (b) an independent legal counsel in a written opinion.  Expenses may be paid advanced to Covered Persons pending the final disposition of any such action, suit or proceeding, provided that the Covered Person has undertaken to repay the amounts if it is determined that indemnification is not authorized and (i) the Covered Person has provided security for such undertaking, (ii) the Acquiring Trust shall be insured against losses arising from any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees, or an independent legal counsel in a written opinion, have determined, based on a review of readily available facts, that there is reason to believe that the Covered Person will be found entitled to indemnification.

Terms of the Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement.   Material provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit A to this Proxy Statement/Prospectus.

With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the Target Fund and delivery by the Acquiring Fund to the holders of the record as of the Effective Time (defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund

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(including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement.  The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

In connection with the Reorganization, shareholders of Class A, Class C and Class I shares of the Target Fund will receive Class A, Class C and Class I shares of the Acquiring Fund.  Each class of shares of the Acquiring Fund is described under “Comparison of Share Classes and Distribution Arrangements” in this Proxy Statement/Prospectus and in Appendix C.

The Target Fund and the Acquiring Fund have made representations and warranties to one another in the Agreement that are customary in transactions such as the Reorganization.  These representations and warranties include, among other things, statements regarding each Fund’s respective financial condition, absence of material litigation, compliance with regulatory obligations, taxes and authority to enter into the Agreement and consummate the Reorganization.   The representations and warranties were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.

If shareholders of the Target Fund approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or about [_____], (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”) on the basis of values calculated as of the close of regular trading on the NYSE on the business day preceding the Closing Date (the “Valuation Date”).

For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” in this Proxy Statement/Prospectus.  Following receipt of the requisite shareholder vote in favor of the Reorganization, and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be cancelled in accordance with its governing documents and applicable law.

The obligations of the Target Fund and the Acquiring Fund are subject to conditions, including the following conditions:

•	the Acquiring Fund Registration Statement on Form N-14 under the 1933 Act shall have been filed with the SEC and delivered to Acquiring Fund shareholders in compliance in all material respects with the applicable provisions of the 1933 Act;
•	the Acquiring Fund Registration Statement on Form N-1A shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued;
•	the shareholders of the Target Fund shall have approved the Agreement;
•	the Acquiring Fund and the Target Fund have each delivered an officer’s certificate certifying that all representations, covenants, and warranties of the respective Fund set forth in the Agreement are true and correct as of the Closing Date; and
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•	the Acquiring Fund and the Target Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund or its shareholders or the Acquiring Fund.

If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Target Fund Board will consider what additional action to take.

The Agreement may be terminated at any time by mutual agreement of the parties, or by either party due to:  (i) a breach by the other party of any representation, warranty, or agreement contained in the Agreement to be performed at or prior to the Closing Date, if not cured within 30 days; (ii) a condition precedent of a party that has not been met and reasonably appears that it will not or cannot be met; or (iii) either party’s Board of Trustees determines and gives notice that the Reorganization is not in the best interest of the party.

Federal Income Tax Consequences

The following is a general summary of some of the material U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possible with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account, such as an individual retirement account (IRA) or qualified retirement plan.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(F) of the Code. The principal federal income tax consequences that are expected to result from the Reorganization are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a direct result of the Reorganization;
•	no gain or loss will be recognized by the Acquiring Fund as a direct result of the Reorganization;
•	the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately prior to the exchange;
•	the holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund;
•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund as part of the Reorganization will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund;
•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund as part of the Reorganization will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund as capital assets in the hands of such shareholder as of the Closing); and
•	The consummation of the Reorganization will not terminate the taxable year of the Target Fund for federal income tax purposes, aside from any elective change in the taxable year of the Acquiring Fund. The part of the taxable year of the Target Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.
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Neither of the Funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund, or any Target Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing. See “Information Filed with the Securities and Exchange Commission.”

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus were taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

General Limitation on Capital Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the capital loss carryovers, if any, of the Target Fund for federal income tax purposes upon the Closing of the Reorganization. If, as is anticipated, at the time of the Closing of the Reorganization, the Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of the Target Fund as a result of the Reorganization itself. Thus, the Reorganization is not expected to result in any limitation on the use by the Acquiring Fund of the Target Fund’s capital loss carryovers, if any. However, the capital losses of the Acquiring Fund, as the successor in interest to Target Fund, may become subject to an annual limitation as a result of redemptions that occur prior to the Reorganization or transactions that occur after the Reorganization, such as sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

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Accounting Treatment

The Reorganization will be accounted for on a tax-free combined basis.  Accordingly, the book cost basis to the Acquiring Fund of the assets of the Target Fund will be the same as the book cost basis of such assets to the Target Fund.  The Acquiring Fund will continue the accounting records of the Target Fund and, as a result, the accounting books and records of the Target Fund will become the accounting books and records of the Acquiring Fund.

BOARD CONSIDERATIONS

At an in-person meeting on March 11, 2016, the Target Fund Board considered, and at a telephonic meeting on April 25, 2016, ultimately approved the Reorganization and the Agreement.  The members of the Target Fund Board who are not “interested persons,” as that term is defined in the 1940 Act, of the Target Fund conferred separately with their counsel about the Reorganization.

The Target Fund Board requested and received from James Alpha Advisors and Saratoga materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis.  The Target Fund Board considered the potential benefits and costs of the Reorganization to the Target Fund and its shareholders. The Target Fund Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) current expense ratios and expense structures, including contractual investment advisory fees; and (5) the expected federal income tax consequences to the Funds.  The Target Fund Board also considered the benefits to the Target Fund of (i) the potential to expand the Target Fund’s presence in more distribution channels via the distribution network of James Alpha Advisors and its affiliates, and the potential to increase the Acquiring Fund’s assets base; and (ii) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes.

In reaching the conclusion that the Reorganization is in the best interests of the Target Fund and its shareholders, the Target Fund Board considered the following additional matters: (1) the Acquiring Fund has substantially the same investment objective, principal investment strategies and risks as the Target Fund; (2) the Target Fund’s sub-advisers and their portfolio managers will manage the Acquiring Fund after the Reorganization; (3) the transition from the Target Fund’s current service providers to the Acquiring Fund’s service providers will not have any foreseeable adverse effect on shareholders; (4) the total annual fund operating expenses of the Acquiring Fund and the Target Fund, inclusive of similar aggregate advisory fee rates, are expected to be comparable, after giving effect to the expense limitation and reimbursement agreement of the Acquiring Fund, which will be in effect through December 31, 2017; (5) a potential decrease in total annual operating expenses if assets grow; (6) expanded distribution opportunities in more distribution channels through the distribution network of James Alpha Advisors, the investment adviser of the Acquiring Fund, and its affiliates; (7) the Target Fund will not bear any expenses relating to the Reorganization; (8) ALPS Advisors has agreed to waive its annual minimum advisory fee through July 31, 2016; (9) the Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code; and (10) the manager of managers exemptive relief granted by the SEC to James Alpha Advisors.

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In addition, the Target Fund Board also considered that the Reorganization provides an alternative to liquidating the Target Fund, which may have otherwise been recommended as a result of the Target Fund’s relatively small asset base. In its deliberations, the Target Fund Board considered all information it received, as described above, as well as advice from the Target Fund’s counsel. The Target Fund Board concluded, based on all of the information presented, that the Reorganization was in the best interest of the Target Fund and its shareholders, and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Target Fund Board, therefore, approved the Reorganization and recommends that Target Fund shareholders vote “FOR” the approval of the Agreement.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

AND THE TARGET FUND

Where to Find More Information

For more information with respect to the Acquiring Fund concerning the following topics, please refer to the following Appendices and Exhibit A to this Proxy Statement/Prospectus:  (i) see Appendix A for more information about the investment objective, principal investment strategies and related risks of the Acquiring Fund; and (ii) see Appendix C for more information about the pricing, purchase and redemption of the Acquiring Fund, distribution arrangements of the Acquiring Fund, and tax consequences to shareholders of various transactions in shares of the Acquiring Fund.

For more information with respect to the Target Fund concerning the following topics, please refer to the following sections of the Target Fund Prospectus, which has been made a part of this Proxy Statement/Prospectus by reference:  (i) see “Share Transactions – How Fund Shares are Priced” for more information about the pricing of shares of the Target Fund; (ii) see “Buying, Exchanging and Redeeming Shares – Buying Shares” for more information about the Target Fund’s policies with respect to purchasing Fund shares; (iii) see “Buying, Exchanging and Redeeming Shares – Redeeming Shares” for more information about the Target Fund’s policy with respect to redeeming Fund shares; (iv) see “Dividends and Distributions” for more information about the Target Fund’s policy with respect to dividends and distributions (v) see “Taxes” for more information about tax consequences to shareholders of various transactions in shares of the Target Fund; and (vi) see “Financial Highlights” for more information about the Target Fund’s financial performance, which will be adopted by the Acquiring Fund.

INFORMATION ON VOTING

Proxy Statement/Prospectus

We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Target Fund Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/ Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting, however, you do not need to attend the Meeting to vote your shares.  Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

Shareholders of record of  the Target Fund as of the close of business on the Record Date are entitled to vote at the Meeting.  As of [_____], there were [_____] shares of the Target Fund

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outstanding and entitled to vote.  Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

Your proxy will have the authority to vote and act on your behalf at the Meeting and any adjournment of the Meeting.  If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised either by executing or authorizing a later-dated proxy by mail, touch-tone telephone or through the Internet.  In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.  If not revoked, the shares represented by the proxy will be voted at the Meeting, and any adjournments or postponements thereof, as instructed.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting. For the Target Fund, one-third of the shares entitled to vote, present and in person or represented by proxy, constitute a quorum for the transaction of business at the Meeting. The presence of a quorum alone, however, is not sufficient to approve a proposal. Approval of the proposal requires the affirmative vote of a 1940 Act Majority.

Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker may not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposal described in this Proxy Statement/Prospectus may be considered “non-routine” for purposes of determining broker-non-votes.

Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. In the event a quorum is present at the Meeting, but sufficient votes to approve the proposal have not been received or in the discretion of such persons, the chairman of the Meeting or persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. The Target Fund’s Bylaws specifically provide that proxies shall entitle the holder thereof to vote at any adjournment of a meeting. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

Vote Necessary to Approve the Agreement

The Target Fund Board has unanimously approved the Reorganization, subject to shareholder approval.  Shareholder approval of the Reorganization requires the vote of a 1940 Act Majority.  Abstentions and broker non-votes are treated as votes present at the Meeting, but are not considered votes “FOR” the Reorganization.  As a result, abstentions and broker non-votes have the same effect as a vote against the Reorganization because approval of the Reorganization requires the affirmative vote of a percentage of the voting securities present or represented by proxy.

Proxy Solicitation

The Target Fund has engaged the services of [_____] (“Solicitor”) to assist in the solicitation of proxies for the Meeting.  Solicitor’s costs are expected to be approximately

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$[_____].  Proxies will be solicited primarily by mail. The solicitation may also include telephone, facsimile, electronic or oral communications by Solicitor, or certain officers or employees of the Target Fund, James Alpha Advisors, or AFS, the Target Fund’s administrator.   Officers or employees of the Target Fund, James Alpha Advisors, Westport Resources, Saratoga or AFS will not be paid for these services.  The costs and expenses connected with the solicitation of the proxies and with any further proxies which may be solicited, in person or by telephone, will be borne by James Alpha Advisors.  The Target Fund may also request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares of the Fund held of record by such persons.  If requested, the Target Fund shall reimburse such broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation, including reasonable expenses in communicating with persons for whom they hold shares of the Fund.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus.  If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following table sets forth the total net assets, number of shares outstanding, and net asset value per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund.  The information in the following table is stated as of [April 30, 2016,] and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(unaudited)	Target Fund	Acquiring Fund (Pro forma) (1)
Net Assets:
Class A	$	$
Class C	$	$
Class I	$	$
Net Asset Value Per Share:
Class A	$	$
Class C	$	$
Class I	$	$
Shares Outstanding:
Class A	$	$
Class C	$	$
Class I	$	$

(1)   Net assets have not been adjusted for expenses expected to be incurred by the Target Fund in connection with the Reorganization , which are estimated to be $10,000.

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OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of [April 30, 2016], to the knowledge of the Target Fund, owned 5% or more of the outstanding shares of the Target Fund can be found at Appendix D.

The Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the liabilities of the Target Fund and, as of the date of this Proxy Statement/Prospectus, the Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

[To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and trustees of the Fund as a group constituted less than 1% of outstanding shares of the Target Fund as of [________].]

DISSENTERS’ RIGHTS

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law.  Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable redemption fees (if any) until the closing date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable CDSCs and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

The Target Fund is generally not required to hold annual meetings of shareholders, and the Target Fund generally does not hold a meeting of shareholders in any year, unless certain specified shareholder actions are required to be taken under state law or the 1940 Act.

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders must send the proposal to the Secretary of the Target Fund at the Target Fund’s principal offices within a reasonable time before the solicitation of proxies for such meeting occurs. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholders’ meeting, it must be a proper matter for consideration under Delaware law.

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INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION

This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the Target Fund only, annual and semiannual reports filed by the Target Funds, as such documents have been filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made.

The Acquiring Fund and the Target Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, DC 20549.  Copies of such material may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, at the prescribed rates.  The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

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APPENDIX A

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE ACQUIRING FUND

Investment Objectives

The primary investment objective of the Acquiring Fund is to seek to provide high current income. The Acquiring Fund’s secondary investment objective is to seek capital preservation, with the potential for capital appreciation.

Principal Investment Strategies

The Acquiring Fund will seek to achieve its investment objectives by investing, under normal market conditions, primarily all of its assets in fixed income and fixed income-related securities, using a combination of long-short, long-only and hedging strategies.

Fixed income securities in which the Acquiring Fund will invest are anticipated to generally consist of U.S. and foreign (including emerging market) fixed income securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase. Fixed income securities in which the Acquiring Fund may invest include corporate bonds (both investment grade and high-yield), bank loans, debentures, notes, commercial paper and other similar types of corporate debt instruments, including instruments issued by corporations with direct or indirect government ownership, non-corporate bonds, including sovereign and emerging market debt, as well as asset-backed securities, commercial mortgage-backed securities, residential mortgage-backed securities, including agency and non-agency, interest-only and principal only securities, convertible bonds, preferred shares, loan assignments and participations, payment-in-kind securities, zero-coupon bonds, bank certificates of deposit, fixed time deposits and bankers’ acceptances. The Acquiring Fund may also invest in fixed income related securities, such as closed-end funds, and derivative instruments, including swaps, options, financial futures (including interest rate swap futures), options on futures and swaps, and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Acquiring Fund may invest are commonly referred to as “high-yield” or “junk” securities, and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies are used by the Acquiring Fund in an attempt to mitigate risk, by hedging against changes in the price of other securities held by the Acquiring Fund, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for currency and interest rate hedging purposes.

It is expected that the Acquiring Fund will keep its average duration equal to or below three years. A duration of three years means that a portfolio’s or security’s price would be expected to decrease by approximately 3 percent with a 1 percent increase in interest rates (assuming a parallel shift in yield curve), and increase by approximately 3 percent in the event of a 1 percent decrease in interest rates.

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The Acquiring Fund seeks to achieve its investment objectives by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by James Alpha Advisors. James Alpha Advisors is responsible for selecting and allocating assets among the Acquiring Fund’s investment strategies. James Alpha Advisors is also responsible for selecting and overseeing one or more sub-advisers to manage each investment strategy. James Alpha Advisors also has discretion to manage directly all or a portion of such investment strategies. The principal investment strategies that may be employed by the Acquiring Fund include the following:

•	Senior Loan Floating Rate Strategy. The senior loan floating rate strategy concentrates on liquid investment opportunities in senior-secured and second-lien loans and bonds. The anticipated benefits of this strategy are three-fold: 1) seniority in the capital structure provides greater security in a default scenario, 2) current yield component stabilizes returns and helps dampen volatility, and 3) floating-rate nature of loans provides a natural hedge against rising interest rates and inflation. Companies with attractive free cash flow characteristics and the ability to delever organically are targeted. The focus for this strategy is on downside protection with the aim of achieving superior returns with a conservative risk profile.
•	Short Duration High Yield Strategy. The short duration high yield strategy seeks to generate uncorrelated returns through stable income and reduced volatility. The portfolio managers seek to identify short-maturity high yield bonds in smaller, less-followed companies. The strategy is hedged with an ETF that tracks the Russell 2000® Index, which has exhibited a strong correlation to high yield credit spreads, to attempt to further dampen volatility during market corrections. The strategy is diversified across 35–45 high yield bonds. The short position will range between 10 percent to 30 percent of the nominal value of the strategy during periods of normal market conditions and may increase to 50 percent during periods of high volatility.
•	Relative Value Long/Short Debt Strategy. The relative value long/short debt strategy seeks to take advantage of perceived discrepancies in the market prices of certain fixed income securities, as well as certain convertible bond, closed-end fund, and derivative securities. The strategy is primarily focused within the corporate credit, securitized credit, and agency and non-agency mortgage-backed securities sectors. It invests in both investment and non-investment grade bonds. Proprietary research tools include corporate credit option-adjusted spread analysis, mortgage prepayment forecasting and credit option-adjusted spread analysis.

One or more of the above strategies may be achieved through investments in ETFs and other registered investment companies instead of direct investments.

The Acquiring Fund does not have minimum or maximum limitations with respect to the allocations of the assets to any investment strategy.

James Alpha Advisors’ investment process is based on a consultative four step approach:

1)	Asset Allocation – Defining objectives and constraints, determining asset classes, and determining strategic weightings based on objectives and constraints;
2)	Manager Research – Sourcing and vetting investment managers;
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3)	Risk Management – Identifying, characterizing, and assessing portfolio risks, and suggesting ways to reduce risk; and
4)	Portfolio Construction – Constructing the portfolio by incorporating input from all three of the above.

The Acquiring Fund’s investments in the types of securities described in this prospectus vary from time to time and, at any time, the Acquiring Fund may not be invested in all types of securities described in this prospectus. The Acquiring Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Acquiring Fund are applied at the time of purchase.

General Investment Policies of the Acquiring Fund

Sub-Advisers. To achieve the Acquiring Fund’s investment objectives, James Alpha Advisors will generally utilize sub-advisers with expertise in various types of investment strategies using a “manager of managers” approach. The sub-advisers may use a variety of investment techniques in managing their portion of the Acquiring Fund. These techniques may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments. James Alpha Advisors selects the sub-advisers for the Acquiring Fund, subject to approval by the Acquiring Fund Board and, if required, the Acquiring Fund’s shareholders, and allocates the assets of the Acquiring Fund among the sub-advisers. James Alpha Advisors reviews a wide range of factors in evaluating each sub-adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other sub-advisers and assets under management. James Alpha Advisors has discretion to manage directly all or a portion of the Acquiring Fund’s investment strategies.

Temporary or Cash Investments. Under normal market conditions, the Acquiring Fund will stay fully invested according to its principal investment strategies as noted above. The Acquiring Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments, including affiliated and unaffiliated instruments, for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Acquiring Fund not achieving its investment objectives during that period.

For longer periods of time, the Acquiring Fund may hold a substantial cash position. If the market advances during periods when the Acquiring Fund is holding a large cash position, the Acquiring Fund may not participate to the extent it would have if the Acquiring Fund had been more fully invested. To the extent that the Acquiring Fund uses a money market fund for its cash position, there will be duplication of expenses because the Acquiring would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Change in Investment Objectives and Strategies. The Acquiring Fund’s investment objectives and strategies are non-fundamental (unless otherwise indicated) and may be changed without the approval of the Acquiring Fund’s shareholders.

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Principal Risks of Investing in the Acquiring Fund

As with any mutual fund, it is possible to lose money by investing in the Acquiring Fund. There is no assurance that the Acquiring Fund will achieve its investment objectives. When you sell your Acquiring Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Acquiring Fund.

Active Trading Risk. The Acquiring Fund may engage in frequent trading of portfolio securities that may result in increased transaction costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Bank Loans Risk. There are a number of risks associated with an investment in bank loans including, credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Acquiring Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Acquiring Fund. As a result, the Acquiring Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. If the borrower defaults on its obligation to pay, there is the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Acquiring Fund to lose income or principal on a particular investment, which in turn could affect the Acquiring Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Convertible Securities Risk. The Acquiring Fund’s investments in convertible securities subject the Acquiring Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Counterparty Risk. Individually negotiated or over-the-counter derivative instruments in which the Acquiring Fund may invest, such as over-the-counter swaps and forwards, are subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Acquiring Fund.

Credit Risk. The issuers of fixed income instruments in which the Acquiring Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Acquiring Fund invests in bonds related below investment-grade bonds (junk bonds). An issuer's

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securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Acquiring Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Acquiring Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The derivatives in which the Acquiring Fund may invest include options, futures, swaps, and forward foreign currency contracts. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. In the case of over-the-counter (or “OTC”) derivatives, they may be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. The Acquiring Fund could lose more than the cash amount invested in derivatives. OTC derivatives, which are those not cleared and settled through a central exchange are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Acquiring Fund. If a counterparty were to default on its obligations, the Acquiring Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Acquiring Fund’s rights as a creditor (e.g., the Acquiring Fund may not receive the net amount of payments that it is contractually entitled to receive).

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Acquiring Fund to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Acquiring Fund’s taxable income or gains, and may limit or prevent the Acquiring Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Acquiring Fund to change its investment strategy. The Acquiring Fund’s use of derivatives also may be limited by the requirements for taxation of the Acquiring Fund as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Acquiring Fund. Even a well-conceived futures transaction may be unsuccessful due to market events.

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Special Risks of Swaps. OTC swap transactions are two-party transactions and are therefore often less liquid than other types of investments, and the Acquiring Fund may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. OTC swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Acquiring Fund costs and expenses and could adversely affect the Acquiring Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Acquiring Fund sells (writes) a put option, there is risk that the Acquiring Fund may be required to buy the underlying investment at a disadvantageous price. If the Acquiring Fund sells (writes) a call option, there is risk that the Acquiring Fund may be required to sell the underlying investment at a disadvantageous price. If the Acquiring Fund purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless. Options can involve economic leverage, which could result in these investments experiencing greater volatility than other investments, which could increase the volatility of the Acquiring Fund.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Acquiring Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Acquiring Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Acquiring Fund would bear its ratable share of that entity's expenses. At the

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same time, the Acquiring Fund would continue to pay its own investment management fees and other expenses. As a result, the Acquiring Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. In addition, the Acquiring Fund would have increased market exposure to those companies held in its portfolio that are also held by the ETF. The securities of other investment companies and ETFs in which the Acquiring Fund may invest may be leveraged.  As a result, the Acquiring Fund may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies and ETFs that use leverage may expose the Acquiring Fund to higher volatility in the market value of such securities and the possibility that the Acquiring Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished. ETFs generally have obtained exemptive orders permitting other investment companies to acquire their securities in excess of the limits of Section 12(d)(1) of the 1940 Act.

Foreign Securities Risk. The Acquiring Fund’s investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. Foreign securities also have risks related to economic and political developments abroad, including expropriations and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Acquiring Fund invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate an Acquiring Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time.  International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Acquiring Fund’s foreign holdings or exposures.  Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.  Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Acquiring Fund’s investments.  For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.  Any of these actions could severely affect security prices, impair the Acquiring Fund’s ability to purchase or sell foreign securities or transfer the Acquiring Fund’s assets back into the United States, or otherwise adversely affect the Acquiring Fund’s operations.  Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Acquiring Fund, particularly during periods of market turmoil.  Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Acquiring Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available

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information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Acquiring Fund to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Acquiring Fund’s trades effected in those markets.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Hedging Strategy Risk. The Acquiring Fund’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Acquiring Fund is likely to experience some loss in value during periods of higher volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Acquiring Fund from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Acquiring Fund’s use of derivatives and ETFs will increase the Acquiring Fund’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Acquiring Fund did not include the hedging strategy.

High-Yield Bond Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Income Generation Risk. One or more of the strategies may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Acquiring Fund’s ability to meet its stated investment objectives of high current levels of income.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the

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greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Acquiring Fund’s performance.

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Acquiring Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your common shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Leverage Risk. Borrowing money to buy securities exposes the Acquiring Fund to leverage because the Acquiring Fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the Acquiring Fund. Leverage also exists when the Acquiring Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. Except in the case of borrowing, the Acquiring Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Acquiring Fund is not able to close out a leveraged position because of market illiquidity, the Acquiring Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate Acquiring Fund positions when it may not be advantageous to do so. Leveraging may cause the Acquiring Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Acquiring Fund’s portfolio securities. There can be no assurance that the Acquiring Fund’s leverage strategies will be successful. Certain investments, such as commodity-linked notes and ETFs, may include “embedded” leverage and pay a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Acquiring Fund.

Liquidity Risk. An investment is considered to be illiquid if the Acquiring Fund is unable to sell such investment at a fair price within a reasonable amount of time. An investment may be deemed illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. The Acquiring Fund may be unable to sell illiquid investments at the time or price it desires and could lose its entire investment in such investments. Investments with an active trading market or that James Alpha Advisors otherwise deems liquid could become illiquid before the Acquiring Fund can exit its positions.

Management Risk. The investment techniques and risk analysis used by the portfolio managers for each of the Acquiring Fund’s investment strategies may not produce the desired results. The sub-advisers’ investment styles may not always be complementary, and may be in direct conflict

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which could adversely affect performance. In addition, the Acquiring Fund’s multiple investment strategies may not work to hedge general market risk if the markets in which the Acquiring Fund invests become correlated during times of economic stress.

The Acquiring Fund is dependent on James Alpha Advisors’ skill in allocating assets among the Acquiring Fund’s various investment strategies and in selecting the best mix of sub-advisers. The Acquiring Fund is therefore subject to the risk that assets will be allocated to a strategy at an inopportune time and the value of your investment may decrease if James Alpha Advisors’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, or sub-adviser is incorrect.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. Medium and small sized companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. The securities of medium and small capitalization companies may be less liquid than the securities of larger capitalization companies, which could have an adverse effect on the ability of the Acquiring Fund to sell these securities at favorable prices. This also may impede the Acquiring Fund’s ability to obtain market quotations based on actual trades in order to value the Acquiring Fund’s securities. Medium and small capitalization securities may have returns that can vary, occasionally significantly, from the market in general. In addition, medium and small capitalization companies may not pay a dividend, which can cushion returns in a falling market. Many issuers of real estate securities are small to medium capitalization companies, some of which may be newly formed.

Mortgage- and Asset-Backed Securities Risk. The Acquiring Fund may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Acquiring Fund may reinvest these early payments at lower interest rates, thereby reducing the Acquiring Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile as the value of most mortgage- and asset-backed securities tends to vary inversely with changes in interest rates (i.e., as interest rates increase, the value of the securities decrease). Securities may be prepaid at a price less than the original purchase value.

Risk of Investing in Other Investment Companies. The Acquiring Fund may invest in unaffiliated investment companies as permitted under Section 12(d)(1) of the 1940 Act. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level. To the extent the Acquiring Fund invests in other investment companies, the Acquiring Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund

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expenses, including management fees; that is, there will be a layering of certain expenses. Investments in investment companies also may involve the payment of substantial premiums above the value of such companies’ portfolio securities.

The Acquiring Fund may invest cash holdings in affiliated or non-affiliated money market funds as permitted under Section 12(d)(1) of the 1940 Act and the rules promulgated under that section.

In addition, the Acquiring may invest in other investment companies that invest in a manner consistent with the Acquiring Fund’s investment objectives and strategies, including the use of ETFs.

Short Sales Risk. If the Acquiring Fund sells short a security that it does not own and the security increases in value, the Acquiring Fund will pay a higher price to repurchase the security and thereby incur a loss. A short position in a security poses more risk than holding the same security long. It is possible that the market value of the securities the Acquiring Fund holds in long positions will decline at the same time that the market value of the securities the Acquiring Fund has sold short increases, thereby increasing the Acquiring Fund’s potential volatility. The more the Acquiring Fund pays, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Acquiring Fund originally paid for the security together with any transaction costs. As there is no limit on how much the price of the security can increase, the Acquiring Fund’s exposure is unlimited.

In order to establish a short position in a security, the Acquiring Fund must borrow the security from a broker. The Acquiring Fund may not always be able to borrow a security the Acquiring Fund seeks to sell short at a particular time or at an acceptable price. As such, there is a risk that the Acquiring Fund may be unable to implement its investment strategy due to a lack of available securities or for other reasons. The Acquiring Fund normally closes a short sale of securities that it does not own by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. The Acquiring Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Acquiring Fund may be prematurely forced to close out a short position if the broker demands the return of the borrowed security. The Acquiring Fund incurs a loss if the Acquiring Fund is required to buy the security at a time when the security has appreciated in value from the date of the short sale.

Until the Acquiring Fund replaces a security borrowed in connection with a short sale, it may be required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Acquiring Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Acquiring Fund’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract and the Acquiring Fund may not be able to substitute or sell the pledged collateral and may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Acquiring Fund may obtain only a limited recovery or may obtain no recovery in these circumstances.

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The Acquiring Fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions results in a form of leverage which creates special risks discussed above.

Shares of the Acquiring Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

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APPENDIX B

FUNDAMENTAL INVESTMENT RESTRICTIONS
Restriction	Target Fund	Acquiring Fund
Diversification

With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by

U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

The Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except obligations of, or guaranteed by, the U.S. government, its agencies, or instrumentalities, if, as a result, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer.

With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

Borrowing	The Fund may not borrow money, except to the extent permitted under the 1940 Act.	The Fund may not borrow money, except from a bank in an aggregate amount not exceeding one third of the Fund’s total assets.
Underwriting	The Fund may not act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.	The Fund may not underwrite securities of other companies, except to the extent that the Fund may be deemed to be an underwriter under the 1933 Act in disposing of a security.
Investing in Real Estate

The Fund may not purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests.

The Fund may not purchase or sell real estate or real estate mortgage loans, except that the Fund may invest in REITs and the securities of real estate industry companies and other companies that deal in real estate, and in securities secured by real estate or interests therein. In addition, the Fund may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities;
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Investing in Commodities

The Fund may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes.

The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that the limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

Lending of Funds and Securities

The Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.

The Fund may not make loans of money, except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Fund, and entering into repurchase agreements, and except as otherwise permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.

Industry Concentration

The Fund may not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (excluding the U.S. Government and its agencies and instrumentalities).

The Fund may not invest 25% or more of its net assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies);

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Senior Securities	The Fund may not issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act	The Fund may not issue senior securities, borrow money or pledge its assets, except that: (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in transactions in derivative instruments or short sales in accordance with its objective and strategies or as otherwise permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Acquiring Fund

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Restriction	Target Fund	Acquiring Fund
Illiquid Securities	It is contrary to the Fund’s present policy to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of a Fund’s net assets (based on then-current value) would then be invested in such securities

The Fund will not invest more than 15% of the value of its net assets in securities that are illiquid, including certain government stripped mortgage related securities, repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity and securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market are deemed not illiquid for this purpose.

Purchases on Margin

It is contrary to the Fund’s present policy to make short sales of securities or maintain a short position or purchase securities on margin, in excess of 10% of a Fund’s net assets (based on then-current value), except that a Fund may obtain short-term credits as necessary for the clearance of security transactions, and a Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute “senior securities” under the 1940 Act.

The Fund cannot purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of Fund securities and transactions in derivatives, and collateral arrangements in connection with transactions in derivatives)
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Exercising Control	None.	The Acquiring Fund cannot invest for the purpose of exercising control or management of another company.

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APPENDIX C

PRICING, PURCHASE, REDEMPTION AND TAX INFORMATION FOR THE ACQUIRING FUND

Pricing of Acquiring Fund Shares

The price of shares of the Acquiring Fund called “net asset value,” is based on the value of the Acquiring Fund’s investments.

The NAV per share of the Acquiring Fund is determined once daily at the close of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

Generally, the Acquiring Fund’s securities are valued each day at the last quoted sales price on each security’s primary securities exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign, and including the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary securities exchange (or in the case of NASDAQ securities, at the NASDAQ Official Closing Price) or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. When a market price is not readily available, including circumstances under which James Alpha Advisors determines that a security’s market price is not accurate, a portfolio security is valued by a pricing committee at its fair value, as determined under procedures established by the Acquiring Fund Board. In these cases, the Acquiring Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price.

Debt securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

In addition, with respect to securities that primarily are listed on a foreign exchange, when an event occurs after the close of a foreign exchange that is likely to have changed the value of the foreign securities (for example, a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Acquiring Fund Board. Securities also may be fair valued in the event of a development effecting a country or region or an issuer-specific development, which is likely to have changed the value of the security. To the extent that the Acquiring Fund invests in ETFs, the Acquiring Fund’s NAV is calculated, in relevant part, based upon the NAVs of such ETFs (which are registered open-end management investment companies). The Prospectuses for these ETFs explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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Purchase of Acquiring Fund Shares

Purchase of shares of the Acquiring Fund must be made through a Financial Intermediary having a sales agreement with Northern Lights Distributors, LLC, the Acquiring Fund’s distributor (the “Distributor”), or through a broker or intermediary designated by that Financial Intermediary, or directly through the Transfer Agent. Shares of the Acquiring Fund are available to participants in consulting programs and to other investors and to investment advisory services. Purchase requests received by the Acquiring Fund in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Requests received after the close of regular trading will receive the NAV per share determined on the following business day. A purchase order is deemed to be received by the Acquiring Fund when it is received in good order by the Transfer Agent or by a Financial Intermediary, or a broker or intermediary designated by a Financial Intermediary, authorized to accept purchase orders on behalf of the Trust. The Acquiring Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institution, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open your account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the appropriate address noted below. Make all checks payable to the Acquiring Fund. The Acquiring Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Acquiring Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares. Not all share classes may be available in all states.

The Transfer Agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Acquiring Fund, for any check returned to the Transfer Agent for insufficient funds.

For more information regarding the purchase of shares, contact the Acquiring Trust at 1-800-807-FUND.

Information regarding transaction processing and the establishment of new accounts should be sent to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

If you wish to wire money to make a subsequent investment in the Acquiring Fund, please call 1-800-807-FUND to receive wiring instructions and to notify the Acquiring Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds by wire. The Acquiring Fund will normally accept wired funds for investment on the day of receipt provided that such funds are received by the Acquiring Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

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Purchase of Shares in Good Order. All purchase requests directly through the Transfer Agent must be received by the Transfer Agent in “good order.” This means that your request must include:

•	The Acquiring Fund and account number.
•	The amount of the transaction (in dollars or shares).
•	Accurately completed orders.
•	Any supporting legal documentation that may be required.

If you are purchasing shares through a Financial Intermediary, please consult your intermediary for purchase instructions. The Acquiring Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Acquiring Fund and the Saratoga Funds. As further assistance, the Acquiring Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Acquiring Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor’s account.

Financial Intermediaries may charge a processing or service fee in connection with the purchase or redemption of Acquiring Fund shares, or other fees. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Financial Intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Proxy Statement/Prospectus. Your Financial Intermediary will provide you with specific information about any processing or service fees you will be charged.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account we will ask your name, address, date of birth, and other information that will allow us to identify you. If you are unable to verify your identity, we reserve the right to restrict additional transactions and/or liquidate your account at the next calculated NAV after your account is closed (less any applicable sales/account charges and /or tax penalties) or take any other action required by law.

INVESTMENT ADVISORY PROGRAMS. The Acquiring Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad of available choices. Generally, the Consulting Programs provide advisory services in connection with investments among the Acquiring Trust’s portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Acquiring Trust’s portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Acquiring Trust’s portfolios. The

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investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

The investment advisers in the Consulting Programs may use Saratoga’s SaratogaSHARP® Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, Saratoga may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. Saratoga receives a fee from the investment adviser for these services.

The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Acquiring Trust portfolio shares or by separate payment.

OTHER ADVISORY PROGRAMS. Shares of the Acquiring Trust’s portfolio are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment adviser must be approved by Saratoga. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Acquiring Trust’s portfolios for the purposes described above should call 1-800-807-FUND (1-800-807-3863).

CONTINUOUS OFFERING. For Class A and Class C shares of the Acquiring Fund, the minimum initial investment in the Acquiring Fund is $2,500. For Class I shares of the Acquiring Fund, the minimum initial investment in the Acquiring Fund is $1 million. With respect to each share class, investments made in response to the SaratogaSHARP® asset allocation program’s allocations and reallocations will not be subject to a minimum initial investment. For employees and relatives of James Alpha Advisors, Saratoga, firms distributing shares of the Acquiring Trust, and the Acquiring Trust service providers and their affiliates, the minimum initial investment in the Acquiring Trust is $1,000 with no minimum for any individual Saratoga Fund and the Acquiring Fund. With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Acquiring Trust is $100 and there is no minimum subsequent investment for the Acquiring Fund or for a Saratoga Fund. The Acquiring Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The Acquiring Trust offers an Automatic Investment Plan under which purchase orders of $100 or more for Class A shares may be placed periodically in the Acquiring Trust. The purchase price is paid automatically from cash held in the shareholder’s designated account. For further

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information regarding the Automatic Investment Plan, shareholders should contact their representative or the Acquiring Trust at 1-800-807-FUND (1-800-807-3863).

The sale of shares will be suspended during any period when the determination of NAV is suspended and may be suspended by the Acquiring Fund Board whenever the Acquiring Fund Board judges it to be in the best interest of the Acquiring Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor may from time to time provide compensation to dealers in connection with sales of shares of the Acquiring Trust, including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Generally, the Acquiring Fund reserves the right to reject any purchase requests, including exchanges from the other Saratoga Funds that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of, amongst other things, the timing or amount of the investment or because of a history of excessive trading by the investor.

CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE

Class C shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor’s purchase payment may be invested in the Acquiring Trust. A CDSC of 1%, however, will be imposed on most Class C shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of Class C shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor’s purchase payments for Class C shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.00% of the average daily net assets. Class C shares of the Acquiring Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption. The CDSC is based upon the investors original purchase price. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Brokers that have entered into selling agreements with the Acquiring Fund’s distributor may receive a commission of up to 1.00% of the purchase price of Class C shares at the time of purchase. Brokers may also receive distribution and/or shareholder service fees for Class C shares held for over a year.

Certain shareholders may be eligible for CDSC waivers. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver. Similar notification must be made in writing when an order is placed by mail. The CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Acquiring Fund’s shares or the Transfer Agent does not confirm your represented holdings. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Acquiring Fund or the Saratoga Funds.

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CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1) redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if the Class C shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

(2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and

(3) certain redemptions pursuant to the Acquiring Fund’s Systematic Withdrawal Plan (see "Redemption of Shares—Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder’s entitlement.

Choosing a Share Class of the Acquiring Fund

Description of Classes. The Acquiring Fund has adopted a multiple class plan that allows it to offer one or more classes of shares. The Acquiring Fund has three classes of shares – Class I shares, Class A shares and Class C shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

  Class I shares are no-load shares that do not require that you pay a sales charge. If you purchase Class I shares of the Acquiring Fund you will pay the NAV next determined after your order is received.

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•	Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.40% annual Rule 12b-1 distribution and servicing fee. Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge. The sales charge for Class A shares is 5.75% of the offering price. However, this sales charge may be reduced or waived as described in “Class A Shares Reduced Sales Charge Information.”
•	Class C shares are sold without an initial sales charge, however a CDSC of 1% will be imposed on most shares redeemed within one year after purchase. Certain shareholders may be eligible for CDSC waivers, as described in “CDSC Waivers”. The Class C shares are also charged a 1.00% annual Rule 12b-1 distribution and servicing fee.

MORE ABOUT CLASS A SHARES

Class A shares of the Acquiring Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.40% annually of average daily net assets, which are assessed against the shares of the Acquiring Fund.

If you purchase Class A shares of the Acquiring Fund you will pay the public offering price (“POP”), which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown in the table below. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows:

CLASS A SHARES REDUCED SALES CHARGE INFORMATION

Certain shareholders may be eligible for reduced sales charges (i.e., breakpoint discounts), CDSC waivers and eligibility minimums. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a reduced sales charge (i.e., breakpoint discount), CDSC waiver or eligibility minimum. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge, CDSC waiver or eligibility minimum will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the Acquiring Fund’s shares or the Transfer Agent does not confirm your represented holdings.

In order to obtain a reduced sales charge (i.e., breakpoint discount) or to meet an eligibility minimum, it may be necessary at the time of purchase for you to inform your authorized financial representative or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoints or eligibility minimums.

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In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Acquiring Fund or other Saratoga Funds held in all related accounts described below, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met a sales load breakpoint or eligibility minimum.

You can qualify for a reduction of the sales charge by investing one lump sum in Class A shares of the Acquiring Fund. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. If you are a U.S. resident and are investing more than $50,000, then you will pay a reduced sales charge. The following chart shows the sales charge you will pay based on the amount of your purchase. You can purchase Class A shares without any initial sales charge if you are a U.S. resident and invest $1 million or more in Class A shares.

REDUCED SALES CHARGE FOR U.S. RESIDENTS

Amount of Purchase	Sales Charge as a Percentage of Offering Price [1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price [2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3,4]	None	None	None

1 Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

2 At the discretion of the Acquiring Trust, however, the entire sales charge may at times be reallowed to dealers. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

3 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase. See “More About Class A Shares” above for further information.

4 James Alpha Advisors may pay, monthly in 12 equal installments, certain commissions to brokers who initiate and are responsible for purchases by any single purchaser who is a resident of the United States as follows: for purchases of $1 million to $3 million, James Alpha Advisors will pay 0.75%, plus 0.50% on any amounts over $3 million up to $50 million, and 0.25% on any amounts over $50 million.

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RIGHT OF ACCUMULATION

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any of the Acquiring Trust’s portfolios as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;
•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or
•	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

LETTER OF INTENT

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any of the Acquiring Trust’s portfolios as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Acquiring Fund from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Acquiring Trust’s portfolio which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Acquiring Trust portfolios you currently own acquired in exchange for shares of Acquiring Trust portfolios purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Acquiring Trust, the Transfer Agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Class A Shares Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

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  Employees of broker-dealers or other financial institutions (including registered investment advisors and financial planners) having agreements with the Distributor or Saratoga (a “Selling Representative”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
  Employees of a bank, savings and loan, credit union or other financial institution that utilize a Selling Representative to clear purchases of the Acquiring Trust’s shares and their immediate families.
  Participants in certain “wrap-fee” programs, mutual fund platform programs, supermarket programs, or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor or Saratoga.
  Clients of financial intermediaries that have entered into arrangements with the Distributor or Saratoga (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of Acquiring Trust shares) providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.
  Institutional investors (which may include bank trust departments and registered investment advisors).
  Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor or Saratoga.
  Insurance company separate accounts, separate accounts used to fund certain unregistered variable annuity contracts, Section 403(b), 401(a) or 401(k) accounts, and college savings plans organized under Section 529 of the Code.
  Employer-sponsored retirement or benefit plans with total plan assets of at least $1 million where the plan’s investments in the Trust are part of an omnibus account. A minimum initial investment of $1 million in the Trust is required. Saratoga in its sole discretion may waive these minimum dollar requirements. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.
  Reinvestment of capital gains distributions and dividends.

CLASS A SHARES CONTINGENT DEFERRED SALES CHARGE

Class A shares may be redeemed on each business day without charge at NAV per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within one year after purchase. The CDSC is based upon the investor’s original purchase price. Any CDSC paid on the redemptions of Class A shares expressed as a percentage of the applicable redemption amount may be higher or lower than the

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charge described due to rounding. Brokers may receive distribution and/or shareholder service fees for Class A shares.

PLAN OF DISTRIBUTION

The Acquiring Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Acquiring Fund. The Plan provides that the Acquiring Fund will pay the Distributor or other entities, including James Alpha Advisers and Saratoga, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% for Class A shares and 1.00% for Class C shares of the average net assets of each share class. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of The Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to James Alpha Advisors, Saratoga or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Acquiring Fund as an expense in the year it is accrued. Because the fee is paid out of the Acquiring Fund’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Acquiring Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

FREQUENT PURCHASES AND REDEMPTIONS OF ACQUIRING TRUST SHARES

“Market-timing” often times involves the frequent purchases and redemptions of shares of the Acquiring Fund by shareholders, and “market-timing” may present risks for other shareholders of the Acquiring Fund, which may include, among other things, dilution in the value of Acquiring Fund shares held by long-term shareholders, interference with the efficient management of the Acquiring Fund, increased brokerage and administrative costs, incurring unwanted taxable gains, and forcing the Acquiring Fund to hold excess levels of cash.

Short term trading strategies also present certain risks based on the Acquiring Fund’s investment objectives, strategies and policies. To the extent that the Acquiring Fund invests substantially in foreign securities it is particularly susceptible to the risk that market timers may take advantage of time zone differences. The foreign securities in which the Acquiring Fund invests may be traded on foreign markets that close well before the Acquiring Fund calculates its NAV. This gives rise to the possibility that developments may have occurred in the interim that would affect

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the value of these securities. A market timer may seek to capitalize on these time zone differences by purchasing shares of the Acquiring Fund based on events occurring after foreign market closing prices are established, but before the Acquiring Fund’s NAV calculation, that are likely to result in higher prices in foreign markets the following day (“time zone arbitrage”). The market timer might redeem the Acquiring Fund’s shares the next day when the Acquiring Fund’s share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Acquiring Fund shareholders.

Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”). To the extent that the Acquiring Fund invests in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high-yield bonds or municipal bonds, the Acquiring Fund may be adversely affected by price arbitrage trading strategies.

The Acquiring Trust discourages frequent purchases and redemptions of Acquiring Fund shares by Acquiring Fund shareholders and the Acquiring Fund Board has adopted policies and procedures with respect to such frequent purchases and redemptions. The Acquiring Trust does not accommodate frequent purchases and sales by Acquiring Fund shareholders. Shareholders will be charged a redemption fee of 2% of the value of shares being redeemed, if shares are redeemed within 30 days of purchase. The Acquiring Trust’s policies with respect to purchases, redemptions and exchanges of Acquiring Fund shares are described in the “Summary of Trust Expenses,” “Purchase of Shares” and “Redemption of Shares” sections of its Prospectus. Except as described in these sections, the Acquiring Trust’s policies regarding frequent trading of Acquiring Fund shares are applied uniformly to all shareholders. The Acquiring Trust requires all intermediaries to enforce all of the Acquiring Trust’s policies contained in the Prospectus and in the Acquiring Trust’s Statement of Additional Information. Omnibus accounts intermediaries generally do not identify customers’ trading activity to the Acquiring Trust on an individual basis. The ability of the Acquiring Trust to monitor exchanges made by the underlying shareholders in omnibus accounts, therefore, is severely limited. Consequently, the Acquiring Trust must rely on the Financial Intermediary to monitor frequent short-term trading within the Acquiring Fund by the Financial Intermediary’s customers. The Acquiring Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Acquiring Trust’s restrictions, the Acquiring Trust may take certain actions, including terminating the relationship. There can be no assurance that the Acquiring Trust will be able to eliminate all market-timing activities.

Certain patterns of past exchanges and/or purchase or redemption transactions involving the Acquiring Fund may result in the Acquiring Fund sending a warning letter, rejecting, limiting or prohibiting, at its sole discretion and without prior notice, additional purchases and/or exchanges. Determinations in this regard may be made based on, amongst other things, the frequency or dollar amount of the previous exchanges or purchase or redemption transactions.

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REDEMPTION OF SHARES

Shares of the Acquiring Fund may be redeemed on any day that the Acquiring Fund calculates its NAV. Redemption requests received by the Acquiring Trust in proper form prior to the close of regular trading on the NYSE will be effected at the NAV per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the NAV next determined by the Acquiring Trust. A redemption order is deemed to be received by the Acquiring Trust when it is received in good order by the Transfer Agent or by a Financial Intermediary authorized to accept redemption orders on behalf of the Acquiring Trust. The Acquiring Fund is required to transmit redemption proceeds for credit to the shareholder’s account within seven days after receipt of a redemption request. However, payments for redemptions of shares purchased by check will not be transmitted until the check clears.

Redemption requests may be given to a Financial Intermediary having a selling agreement with the Distributor. The Financial Intermediary is responsible for transmitting such redemption requests to the Transfer Agent. Redemption requests also may be given directly to the Transfer Agent, if the shareholder purchased shares directly through the Transfer Agent. In order to be effective, redemption requests of a shareholder in the event of death, divorce or other legal matter may require the submission of documents commonly required to assure the safety of a particular account.

The Acquiring Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

Written Redemption Requests. To redeem shares by mail, send a written redemption request in proper form to:

via Regular Mail	via Overnight Mail
The Saratoga Advantage Trust c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154	The Saratoga Advantage Trust c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Redeeming by Telephone. The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Acquiring Trust and instruct it to remove this privilege from your account. The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-800-807-FUND (1-800-807-3863). The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Acquiring Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the

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previous 30 days. Neither the Acquiring Trust, the Transfer Agent, nor their respective affiliates will be liable for any loss, damage, cost or expenses in acting on telephone instructions if they reasonably believe such telephone instructions to be genuine and you will be required to bear the risk of any such loss. The Acquiring Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Acquiring Trust and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions. If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to the Transfer Agent to cover costs associated with the transfer but the Transfer Agent does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent. Once the Acquiring Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption request will not be processed until the check used for your purchase has cleared.

Good Order. Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

The request should be in writing indicating the number of shares or dollar amount to be redeemed;

The request must identify your account number;

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

If you request the redemption proceeds to be sent to a person, bank or an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantee. Certain requests require a medallion signature guarantee. To protect you and the Acquiring Trust from fraud, certain transactions and redemption requests must be in writing and must include a medallion signature guarantee in the following situations (there may be other situations also requiring a medallion signature guarantee in the discretion of the Acquiring Trust or Transfer Agent):

1. Re-registration of the account.
2. Changing bank wiring instructions on the account.
3. Name change on the account.
4. Setting up/changing systematic withdrawal plan to a secondary address.
5. Redemptions greater than $100,000.
6. Any redemption check that is being mailed to a different address than the address of

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      record.
7. Your account registration has changed within the last 30 days.

You should be able to obtain a medallion signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

REDEMPTION FEE. You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the Acquiring Fund within 30 days of purchase.  The redemption fee is paid directly to the Acquiring Fund from which the redemption is made and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.  The redemption fee will not apply to shares that are sold which have been acquired through the reinvestment of dividends or distributions paid by the Acquiring Fund.

The following exchanges are exempt from the 2% redemption fee: (i) responses to the SaratogaSHARP® asset allocation program’s allocations and reallocations and fees charged to participants in connection thereto; (ii) exchanges executed pursuant to asset allocation and automatic rebalancing programs and fees charged to participants in connection thereto, provided that such allocations, reallocations and exchanges do not occur more frequently than monthly and the applicable dealer provides the Transfer Agent with documents evidencing such; (iii) exchanges in employer sponsored retirement plans (e.g., 401(k) and profit sharing plans); and (iv) redemptions pursuant to systematic withdrawal plans.

Financial Intermediaries of omnibus accounts generally do not identify customers’ trading activity to the Trust on an individual basis. Therefore, the ability to monitor redemptions made by the underlying shareholders in omnibus accounts is severely limited. Consequently, the Acquiring Trust must rely on the Financial Intermediary to monitor redemptions within the Acquiring Fund by the Financial Intermediary’s customers and to collect the Acquiring Fund’s redemption fee from their customers. The Acquiring Trust monitors enforcement by Financial Intermediaries, and if a Financial Intermediary fails to enforce the Acquiring Trust’s restrictions, the Acquiring Trust may take certain actions, including termination of the relationship.

SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the “Withdrawal Plan”) is available for shareholders. Any portfolio from which redemptions will be made pursuant to the Plan will be referred to as a “SWP Portfolio.” The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio‘s shares, on an annualized basis. A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. The Withdrawal Plan may be terminated or revised at any time by the Acquiring Fund.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be

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recognized for federal income tax purposes. Shareholders should contact their dealer representative or the Acquiring Trust for further information about the Withdrawal Plan.

REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Acquiring Fund in the same Class from which such shares were redeemed or repurchased, at NAV next determined after a reinstatement request (made in writing to and approved by Saratoga), together with the proceeds, is received by the Transfer Agent.

INVOLUNTARY REDEMPTIONS. If the Acquiring Fund is the only holding of a shareholder in the Acquiring Trust, then due to the relatively high cost of maintaining small accounts, the Acquiring Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the Acquiring Fund’s NAV after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Acquiring Fund holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

REDEMPTION–IN-KIND. If the Acquiring Fund Board determines that it would be detrimental to the best interests of the Acquiring Fund’s shareholders to make a redemption payment wholly in cash, the Acquiring Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Acquiring Fund’s net assets by a distribution-in-kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions-in-kind of portfolio securities will be subject to market risks on the securities received, and may incur brokerage commissions when subsequently disposing of those securities.

EXCHANGE PRIVILEGE. Shares of the Acquiring Fund may be exchanged without payment of any exchange fee for shares of another portfolio of the Acquiring Trust of the same Class at their respective NAVs. Please refer to the Acquiring Trust’s Prospectus for the other portfolios with respect to the fees and expenses of investing in shares of the Acquiring Trust’s other portfolios. The Acquiring Trust may in the future offer an exchange feature involving shares of an unaffiliated fund group subject to receipt of appropriate regulatory relief.

There are special considerations when you exchange Acquiring Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Acquiring Fund or a Saratoga Fund that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from the Acquiring Fund or a Saratoga Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into the Acquiring Fund or a Saratoga Fund with a lower CDSC rate.

An exchange of shares is generally treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore,

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realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Acquiring Fund shares being acquired may be legally sold.

Saratoga reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, the Distributor and the Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this Proxy Statement/Prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS. The Acquiring Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a portfolio generally pays no federal income tax on the income and gains it distributes to you. The Acquiring Fund declares and pays dividends from net investment income, if any, annually. Distributions of net realized long-term and short-term capital gains, if any, earned by the Acquiring Fund will be made annually. The Acquiring Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Acquiring Fund. The amount of any distribution will vary, and there is no guarantee the Acquiring Fund will pay either an income dividend or a capital gains distribution. Dividends derived from net investment income and distributions of net realized long and short-term capital gains paid by the Acquiring Fund to a shareholder will be automatically reinvested (at current NAV) in additional shares of the Acquiring Fund (which will be deposited in the shareholder’s account) unless the shareholder instructs the Acquiring Trust, in writing, to pay all dividends and distributions in cash. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis.

ANNUAL STATEMENTS. You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous calendar year, if any. The statement provides information on your dividends and capital gains for tax purposes. If any dividends are declared in October, November or December to shareholders of record in such months and paid in January of the following year, then such amounts will be treated for tax purposes as received by the shareholders on December 31 of the prior year. The Acquiring Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Acquiring Fund makes every effort to search for reclassified income to reduce the number of

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corrected forms mailed to shareholders. However, when necessary, the Acquiring Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

AVOID “BUYING A DIVIDEND.” At the time you purchase your Acquiring Fund shares, the Acquiring Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Acquiring Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. For example, if you buy shares in the Acquiring Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

TAX CONSEQUENCES

The following tax information in this Proxy Statement/Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Acquiring Trust. Unless your investment in the Acquiring Trust is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Acquiring Fund makes distributions and when you sell Acquiring Fund shares, including an exchange to another portfolio.

TAXES ON DISTRIBUTIONS. In general, if you are a taxable investor, Acquiring Fund distributions are taxable to you as ordinary income, capital gains or some combination of both, whether you take them in cash or reinvest them in Acquiring Fund shares. The Acquiring Fund’s investment techniques, including use of short-sales, derivatives and high portfolio turnover rate, may result in more of the Acquiring Fund’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

For federal income tax purposes, any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Acquiring Trust. Certain ordinary income dividends received by individuals may be taxed at the same rate as long-term capital gains if certain holding period and other requirements are satisfied. However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, you generally will not be permitted to offset ordinary income dividends by capital losses when calculating your net capital gains or losses. Certain ordinary income dividends received by corporations may be eligible for the corporate dividends received deduction if certain holding period and other requirements are satisfied. Short-term capital gain distributions will continue to be taxed at ordinary income rates.

TAXES ON SALES. Your sale of Acquiring Fund shares normally is subject to federal income tax and may result in a taxable gain or loss to you. Your exchange of Acquiring Fund shares for shares of another portfolio is treated for tax purposes like a sale of your original Acquiring Fund shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares. Given the Acquiring Fund’s investment strategies, it is not expected that a significant portion of the Acquiring Fund’s

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dividends will be eligible to be taxed at the same rate as long-term capital gains (in the case of shareholders that are individuals) or for the corporate dividends received deduction (in the case of shareholders that are corporations).

If a shareholder realizes a loss on the redemption or exchange of the Acquiring Fund’s shares and reinvests in that portfolio’s shares or substantially identical shares within 30 days before or after the redemption or exchange, the transactions may be subject to the “wash sale” rules, resulting in a postponement of the recognition of such loss for tax purposes. The ability to deduct losses is subject to further limitations under the Code.

COST BASIS. The Acquiring Fund (or its administrative agents) is required to report to the Internal Revenue Service and furnish to Acquiring Fund shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). In the absence of an election, the Acquiring Fund will use a default cost basis method which is the average cost method. The cost basis method elected by an Acquiring Fund shareholder (or the cost basis method applied by default) for each sale of Acquiring Fund shares may not be changed after the close of business on the trade date of each such sale of Acquiring Fund shares. Acquiring Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

BACK-UP WITHHOLDING. By law, the Acquiring Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security number or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Acquiring Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount is currently 28% of your taxable distributions or redemption proceeds.

When you open your Acquiring Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to federal backup withholding on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

OTHER. Acquiring Fund distributions and gains from the sale or exchange of your Acquiring Fund shares also may be subject to state and local taxes. If more than 50% of the Acquiring Fund’s assets are invested in foreign securities at the end of any fiscal year, the Acquiring Fund may elect to permit shareholders to generally take a credit or deduction on their federal income tax return for foreign taxes paid by the Acquiring Fund (subject to various limitations) . In such a case shareholders would also need to include such foreign taxes in income.

FOREIGN SHAREHOLDERS. Shareholders other than U.S. persons may be subject to a different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Acquiring Fund, as discussed in more detail in the Statement of Additional Information.

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MEDICARE TAX. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Acquiring Fund and net gains from redemptions or other taxable dispositions of Acquiring Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

This discussion of “Tax Consequences” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Acquiring Fund.

ADDITIONAL INFORMATION

James Alpha Advisors, Saratoga and/or the Distributor may pay additional compensation (out of their own resources and not as an expense of the Acquiring Fund) to selected affiliated or unaffiliated brokers or other service providers in connection with the sale, distribution, retention and/or servicing of the Acquiring Fund’s shares. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide affiliated or unaffiliated entities with incentive to favor sales of the shares of the Acquiring Fund over other investment options. Any such payments will not change the NAV of the price of the Acquiring Fund’s shares.

In addition, the Acquiring Fund or the Distributor also may make payments to financial intermediaries for certain administrative services, including recordkeeping, sub-accounting and sub-transfer agency of shareholder accounts pursuant to an administrative services agreement with the Acquiring Fund and/or its agents. The fees payable by the Acquiring Fund under this category of services are subject to certain limitations approved by the Acquiring Fund Board and, to the extent paid, will increase expenses of the Acquiring Fund.  These expenses are not separately identified in the fee table under the section titled “Comparison of Fees and Expenses” in this Proxy Statement/Prospectus, but are included within “Other Expenses” in the fee table.

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APPENDIX D

OWNERSHIP OF THE TARGET FUND

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of [April 30, 2016], to the best knowledge of the Target Fund, owned 5% or more of the outstanding shares of the Target Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund, as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Name and Address	Number of Shares Owned	Percent Owned	Type of Ownership

D-1

EXHIBIT A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this _____ day of ____________, 2016, by and between Financial Investors Trust (“FIT”), a Delaware statutory trust, with its principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203, with respect to the ALPS/Westport Resources Hedged High Income Fund, a separate series of FIT (the “Acquired Fund”); and The Saratoga Advantage Trust, a Delaware statutory trust with its principal place of business at 1616 N. Litchfield Road, Suite 165, Goodyear, Arizona 85395 (the “Saratoga Trust”), with respect to the James Alpha Hedged High Income Portfolio, a separate series of the Saratoga Trust (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”). James Alpha Advisors, LLC (“JAA”), a New York limited liability company with its principal place of business at 515 Madison Avenue, 24th Floor, New York, New York 10022, joins this Agreement solely for purposes of paragraphs 9.1 and 9.2. ALPS Advisors, Inc. (“ALPS Advisors”), a Colorado corporation with its principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203, joins this Agreement solely for purposes of paragraphs 9.2 and 9.3.

This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all liabilities (as set forth in paragraph 1.3 below) of the Acquired Fund; and (iii) the distribution, after the Closing hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”). Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other fund or the assets of any other fund be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein. The Acquiring Fund is, and will be immediately prior to Closing, a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities (as set forth in paragraph 1.3 below) of the Acquired Fund.

WHEREAS, the Acquired Fund and the Acquiring Fund are separate series of FIT and the Saratoga Trust, respectively, and FIT and Saratoga Trust are open-end, registered management investment companies, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of FIT have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of Saratoga Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund.

NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE ACQUIRED FUND’S LIABILITIES AND TERMINATION OF THE ACQUIRED FUND

1.1               THE EXCHANGE. Provided that all conditions precedent to the Reorganization set forth herein have been satisfied as of the closing date provided for in paragraph 3.1 (“Closing Date”) and subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer and deliver all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees (i) to deliver to the Acquired Fund in exchange for the net assets attributable to the Acquired Fund Shares, a number of Class A, Class C, and Class I shares of Acquiring Fund (including fractional shares, if any) determined by dividing the value of such net assets attributable to Class A, Class C, and Class I shares of Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A share, Class C share, and one Class I share of Acquiring Fund, respectively, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing.

1.2               ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be sold, assigned, transferred and delivered to and acquired by the Acquiring Fund shall consist of all assets and property of any kind and nature, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, receivables for shares sold, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and other rights that are owned by the Acquired Fund on the Closing Date, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date and all books and records of the Acquired Fund necessary or useful for the Acquiring Fund to operate as the accounting survivor of the Acquired Fund and for Acquiring Fund’s continued use of the Acquired Fund’s historical performance returns.

The Acquired Fund has provided the Acquiring Fund with, or the Acquiring Fund otherwise has access to, its most recent audited financial statements.

The Acquired Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of the Acquired Fund’s portfolio securities and other investments.

1.3         LIABILITIES TO BE ASSUMED. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Closing Date. The Acquired Fund will use its best efforts to discharge all known liabilities prior to or at the Valuation Date (as defined in paragraph 2.1) to the extent possible and consistent with its own investment objectives and policies and normal business operations.

1.4         LIQUIDATION AND DISTRIBUTION. On the Closing Date, the Acquired Fund will make a liquidating distribution, pro rata to its shareholders of record (the “Acquired Fund Shareholders”), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), of all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. On or as soon after the Closing as is reasonably practicable (the “Liquidation Date”), the Acquired Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and represent the respective pro rata number of Acquiring Fund Shares due such shareholders. The aggregate net asset value of the Acquiring Fund Shares issued pursuant to this paragraph will equal the aggregate net asset value of the Acquired Fund Shares, each as determined on the Valuation Date using the valuation procedures set forth below. Fractional Acquiring Fund Shares shall be carried to the third decimal place. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. Each Acquired Fund Shareholder shall have the right to receive any unpaid distributions that were declared by the Acquired Fund before the Effective Time (as defined in paragraph 3.1) with respect to Acquired Fund shares that are held of record by the Acquired Fund Shareholders at the Effective Time on the Closing Date.

1.5               OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued on the Closing Date to the Acquired Fund, in an amount equal in value to the net asset value of the Acquired Fund’s shares, to be distributed to shareholders of the Acquired Fund.

1.6               TRANSFER TAXES. Any transfer Taxes, as defined below, payable upon the transfer of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be transferred.

1.7               REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the U.S. Securities and Exchange Commission ("SEC"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund, except as otherwise is mutually agreed by the parties in writing.

1.8         TERMINATION. As soon as practicable after the Closing Date, the Acquired Fund shall make all filings and take all other steps as shall be necessary and proper to effect its complete dissolution under Delaware law. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution.

ARTICLE II

VALUATION

2.1         VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day immediately prior to the Closing Date (such time and date being hereinafter called a “Valuation Date”) using the valuation procedures set forth in FIT’s Trust Instrument, as amended (“FIT Trust Agreement”), and the Acquired Fund’s then current Prospectus and Statement of Additional Information, a copy of which shall be provided to the Acquiring Fund prior to the Valuation Date, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2         VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class computed as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures set forth in Saratoga Trust’s Agreement and Declaration of Trust, as amended (“Saratoga Agreement and Declaration of Trust”) and the Acquiring Fund’s then current Prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3         SHARES TO BE ISSUED. The number of Class A, Class C, and Class I shares of Acquiring Fund to be issued (including fractional shares) shall be equal in net asset value to the net asset value of Class A, Class C, and Class I shares of Acquired Fund, respectively, then outstanding. Upon the Acquired Fund’s liquidating distribution, each holder of shares of the Acquired Fund will receive shares of the corresponding class of Acquiring Fund equal in net asset value to the net asset value of shares held by such holder immediately prior to such liquidating distribution.

2.4         DETERMINATION OF VALUE. All computations of value with respect to the Acquired Fund shall be made by ALPS Fund Services, Inc., in accordance with its regular practice in pricing the shares and assets of the Acquired Fund. All computations of value with respect to the Acquiring Fund shall be made by Gemini Fund Services, LLC, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund. The Acquiring Fund and Acquired Fund agree, however, to use all commercially reasonable efforts prior to Closing to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Fund and those determined in accordance with the pricing policies and procedures of the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1         CLOSING DATE. The closing (the “Closing”) will be on or about [June 8, 2016], or such other date(s) as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place as of immediately prior to the opening of regular trading on the NYSE on the Closing Date unless otherwise agreed to by the parties (the “Effective Time”). The Closing of the Reorganization shall be held in person at a place mutually agreed to by the parties, by or facsimile, email or such other communication means as the parties may reasonably agree.

The Acquired Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date to the Acquiring Fund’s custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Acquired Fund shall direct the Acquired Fund’s custodian to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Acquired Fund’s custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the assets of the Acquired Fund are deposited, the Acquired Fund’s portfolio securities and instruments so held. The cash to be transferred by the Acquired Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Acquired Fund is unable to make such delivery on the Closing Date in the manner contemplated by this paragraph for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Acquired Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this paragraph with respect to said undelivered securities or other investments if the Acquired Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

At such time at or prior to the Closing Date as the parties mutually agree, the Acquired Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Acquired Fund shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Acquired Fund shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Acquired Fund or its agents relating to the identification and verification of the Acquired Fund shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations (the “AML Documentation”) and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

3.2         CUSTODIAN’S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund, shall deliver at, or if agreed to by the Acquiring Fund, promptly after, the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary Taxes, as defined below, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3         EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4         TRANSFER AGENT’S CERTIFICATE. ALPS Fund Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of FIT or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1         REPRESENTATIONS OF THE ACQUIRED FUND. FIT and the Acquired Fund represent and warrant to Saratoga Trust and the Acquiring Fund as follows:

(a)                The Acquired Fund is a separate series of a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)                The Acquired Fund is a separate series of a Delaware statutory trust that is registered as an open-end management investment company under the 1940 Act, and such Delaware statutory trust’s registration with the SEC is in full force and effect.

(c)                The current Prospectus and Statement of Additional Information of the Acquired Fund and each prospectus and statement of additional information of the

Acquired Fund used at all times since the Acquired Fund’s inception, conforms or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and does not or did not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)                The Acquired Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquired Fund’s Prospectus and Statement of Additional Information and the value of the net assets of the Acquired Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the SEC thereunder and the pricing and valuation policies of the Acquired Fund and there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of the Acquired Fund (or any class thereof) since the Acquired Fund’s inception which would have a material adverse effect on such Acquired Fund or its properties or assets.

(e)                The Acquired Fund is not, and the execution, delivery and performance of this Agreement (subject to shareholder approval) will not result in the violation of any material provision of the FIT Trust Instrument or Bylaws, as amended, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(f)                 The Acquired Fund has no material contracts or other commitments (other than this Agreement) that if terminated will result in material liability to the Acquired Fund, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities.

(g)                Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to Acquired Fund’s knowledge threatened against the Acquired Fund which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund has no actual knowledge of facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein.

(h)                The financial statements of the Acquired Fund are in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of the Acquired Fund as of October 31, 2015, in all material respects as of that date, and there are no known contingent liabilities of the Acquired Fund as of that date required to be disclosed in such statements that are not so disclosed.

(i)                 Since October 31, 2015, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of material indebtedness. For the purposes of this subparagraph (i), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in market value of portfolio securities, or net redemptions shall not constitute a material adverse change.

(j)                 At the Closing Date, all federal and other Tax Returns, dividend reporting forms and other reports of the Acquired Fund required by law to be filed by such date (giving effect to extensions), shall have been filed and are or will be correct in all material respects, and all federal and other Taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund’s knowledge, no such return is currently under audit, no assessment has been asserted with respect to such returns, there are no levies, liens or other encumbrances on the Acquired Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquired Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(k)                The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Acquired Fund.

(l)                 All issued and outstanding shares of the Acquired Fund are, and at the Closing Date, will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the

Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

(m)              At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

(n)                The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund’s Shareholders and the due authorization, execution and delivery by the other parties hereto, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)                From the effective date of this Agreement through the Closing Date, any written information furnished by the Acquired Fund, its officers, directors or agents for use in the Combined Prospectus/Proxy Statement to be prepared, filed and distributed in accordance with Form N-14 (as further defined in paragraph 5.8), does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading, and shall otherwise comply in all material respects with federal securities laws and other laws and regulations.

(p)                From the effective date of this Agreement through the effective date of the Registration Statement (as defined in paragraph 5.7), any written information furnished by the Acquired Fund, its officers, directors or agents for use in the Registration Statement does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading, and shall otherwise comply in all material respects with federal securities laws and other laws and regulations.

(q)                The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” (a “RIC”) under the Code as of and since its first taxable period; is a “fund” as defined in Section 851(g)(2) of the Code; has qualified as a RIC under the Code for each taxable year since its inception and that has ended prior to the Closing Date; has been (or is expected to be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code; has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provision of prior law) did not apply; and, intends to qualify as a RIC under the Code for the period beginning on the first day of its current taxable year and including the Closing Date. Consummation of the transactions contemplated by the Plan will not cause the Acquired Fund to fail to be qualified as a RIC as of the Closing Date, assuming the accuracy of the opinion from Stradley Ronon described in Section 8.5. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has not changed its taxable year end within the most recent 48-month period ending on October 31, 2015, and it does not intend to change its taxable year end prior to the Closing.

(r)                 The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund’s Prospectus and Statement of Additional Information, except as previously disclosed in writing to the Acquiring Fund.

(s)                 The Acquiring Fund Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.4.

(t)                 No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by FIT, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

(u)                The Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(v)                None of the shares of the Acquiring Fund that are or will be received by any Acquired Fund shareholder-employee in connection with the Reorganization, if any, will be separate consideration for, or allocable to, any employment; and the compensation paid to the Acquired Fund shareholder-employees, if any, will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's length for similar services.

4.2         REPRESENTATIONS OF THE ACQUIRING FUND. Saratoga Trust and the Acquiring Fund represent and warrant to FIT and the Acquired Fund as follows:

(a)                The Acquiring Fund is a separate series of a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)                The Acquiring Fund is a separate series of a Delaware statutory trust that is registered as an open-end management investment company under the 1940 Act, and such Delaware statutory trust’s registration with the SEC as an investment company under the 1940 Act is in full force and effect.

(c)                The current Prospectus and Statement of Additional Information of the Acquiring Fund shall conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

(d)                With respect to the Acquiring Fund, the execution, delivery and performance of this Agreement will not result in a violation of any material provision of the Saratoga Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)                Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund has no actual knowledge of facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(f)                 There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than those issued to a seed capital investor in order to commence operations of the Acquiring Fund. Immediately before the Closing, the Acquiring Fund shall not own any property other than a de minimis amount of assets to facilitate its organization or to maintain its organization, and will not have any tax attributes (including those specified in Code Section 381(c)).

(g)                All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

(h)                The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Fund, and subject to the due authorization, execution and delivery by the other parties hereto, this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(i)                 From the effective date of this Agreement through the Closing Date, any written information furnished by Saratoga Trust, its officers, directors or agents for use in the Combined Prospectus/Proxy Statement as defined in paragraph 5.8, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading, and shall otherwise comply in all material respects with federal securities laws and other laws and regulations.

(j)                 From the effective date of this Agreement through the effective date of the Registration Statement (as defined in paragraph 5.7), any written information furnished by Saratoga Trust, its officers, directors or agents for use in the Registration Statement, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading, and shall otherwise comply in all material respects with federal securities laws and other laws and regulations.

(k)                The Acquiring Fund agrees to use commercially reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date and to register the Acquiring Fund’s Shares for sale in all 50 states or such fewer number of states and such territories of the United States as the Acquiring Fund and JAA mutually agree.

(l)                 No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by Saratoga Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by Saratoga Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(m)              The Acquiring Fund intends to elect and qualify as a RIC under the Code and will continue to qualify as a RIC through the end of its first taxable year, and is or will be a fund that is treated as a separate corporation under Section 851(g) of the Code.

(n)                The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of Saratoga Trust created within the last 12 months, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the assets and assuming the liabilities of the Acquired Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the Acquiring Fund’s investment adviser or its affiliate. On the Closing Date, the Acquiring Fund will have no assets other than nominal capital contributed by the Acquiring Fund’s investment adviser or its affiliate.

(o)                The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by the Acquiring Fund’s investment adviser or its affiliates.

(p)                The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(q)                The Acquiring Fund has no plan or intention to issue additional shares of the Acquiring Fund to any Person who is not a shareholder of the Acquired Fund as part of the Reorganization, or to redeem or otherwise reacquire any of the Acquiring Fund Shares issued in the Reorganization, except shares issued and redeemed in the ordinary course of the Acquiring Fund's business as an open end investment company.

(r)                None of the shares of the Acquiring Fund that are or will be received by any Acquired Fund shareholder-employee in connection with the Reorganization, if any, will be separate consideration for, or allocable to, any employment; and the compensation paid to the Acquired Fund shareholder-employees, if any, will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's length for similar services.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1               OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, each of the Acquiring Fund and the Acquired Fund will operate their businesses in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary distributions to shareholders and shareholder redemptions in the case of the Acquired Fund.

5.2         APPROVAL OF SHAREHOLDERS. FIT will call a special meeting of Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3         INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4         ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares, including, but not limited to: (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Acquired Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications and such information as the Acquiring Fund may reasonably request concerning Acquired Fund shares or Acquired Fund shareholders in connection with Acquired Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Income Tax Regulations, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund (the “Acquired Fund Shareholder Documentation”), certified by the Acquired Fund’s transfer agent or its President or Vice President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to the Acquired Fund (the “FIN 48 Workpapers”) and (4) the tax books and records of the Acquired Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date. The information to be provided under (1) of this sub-section shall be provided as soon as reasonably practicable after the Closing but in any event not later than twenty (20) business days after Closing and the information to be provided under (2) through (4) of this sub-section shall be provided at or prior to the Closing.

5.5         FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all reasonable action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6         STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, Tax Returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the SEC, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund. On or prior to the Closing Date, the Acquired Fund shall have delivered to the Acquiring Fund copies of: (1) the federal, state and local income Tax Returns filed by or on behalf of the Acquired Fund for the prior three (3) taxable years; (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Acquired Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions; (3) any organizational documents, including without limitation, the declarations of trust and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders with respect to any wholly-owned subsidiaries of the Acquired Fund; and (4) all other books and records of the Acquired Fund.

5.7         PREPARATION OF POST-EFFECTIVE AMENDMENT. Saratoga Trust covenants that it will have prepared and filed a post-effective amendment to the Saratoga Trust registration statement on Form N-1A (“Registration Statement”) for the purpose of creating the Acquiring Fund and registering its shares. The post-effective amendment will be effective on or before the Closing Date.

5.8         PREPARATION OF combined Prospectus/Proxy Statement. The Acquiring Fund covenants that it will prepare and coordinate with the Acquired Fund the filing with the SEC, and deliver to the Acquiring Fund shareholders in connection with the special meeting of shareholders described in paragraph 5.2 hereof, a combined prospectus/proxy statement on Form N-14 (“Combined Prospectus/Proxy Statement”) in compliance in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder. The Acquired Fund covenants that it will provide Saratoga Trust and the Acquiring Fund with information reasonably necessary for the Acquiring Fund to prepare the Combined Prospectus/Proxy Statement in compliance with the 1933 Act, 1934 Act, and 1940 Act and the rules and regulations thereunder. The Acquired Fund agrees to deliver to the Acquired Fund Shareholders the Combined Prospectus/Proxy Statement.

5.9         INDEMNIFICATION.

(a)                The Acquiring Fund (solely out of the Acquiring Fund’s assets and property, including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund’s Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

(b)                The Acquired Fund (solely out of the Acquired Fund’s assets and property, including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund’s Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1         All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of such date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by Saratoga Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect.

6.2         The post-effective amendment on Form N-1A filed by Saratoga Trust with the SEC to create the Acquiring Fund has been declared effective by the SEC or otherwise has become automatically effective pursuant to Rule 485 under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.

6.3         As of the Closing Date with respect to the Reorganization, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the Rule 12b-l plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Combined Prospectus/Proxy Statement.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1         All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by FIT’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect.

7.2         The Acquired Fund shall have delivered to the Acquiring Fund (i) a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of FIT, (ii) the Acquired Fund Shareholder Documentation, (iii) the AML Documentation, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Acquired Fund, and (v) a statement of earnings and profits as provided in paragraph 5.6.

7.3         As of the Closing Date with respect to the Reorganization, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-l plan of distribution, other fees payable for services provided to the Acquired Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquired Fund from those fee amounts, undertakings and sales load amounts of the Acquired Fund described in the Combined Prospectus/Proxy Statement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1         This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with Delaware law and the provisions of the FIT Trust Instrument and Bylaws, as amended. Certified copies of the resolutions, minutes or voting results evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2         On the Closing Date, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3         All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4         The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5         The parties shall have received a favorable opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”) dated as of the Closing Date and addressed to the Acquiring Fund and Acquired Fund substantially to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of the Agreement and the statements in representation letters delivered to Stradley Ronon, for federal income tax purposes:

(a)                The Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(b)                No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code.

(c)                No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund pursuant to Section 1032(a) of the Code.

(d)                No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(e)                The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(f)                 The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.

(g)                No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of all of their Acquired Fund Shares for the Acquiring Fund Shares pursuant to Section 354(a) of the Code.

(h)                The aggregate tax basis of the Acquiring Fund Shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(i)                 The holding period of Acquiring Fund Shares received by a shareholder of the Acquired Fund will include the holding period of the Acquired Fund Shares exchanged therefor, provided that the shareholder held Acquired Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(j)                 The Acquiring Fund will succeed to and take into account as of the date of the transfer, as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of the Acquired Fund described in Section 381(c) of the Code, subject to any applicable conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

(k)                 The consummation of the Reorganization will not terminate the taxable year of the Acquired Fund for federal income tax purposes, aside from any elective change in the taxable year of the Acquiring. The part of the taxable year of the Acquired Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Such opinion shall be based on customary assumptions and such representations as Stradley Ronon may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

9.1         JAA shall bear the following expenses of the transactions contemplated by this Agreement: (a) legal fees incurred by JAA or any of its affiliates in connection with the Reorganization, including the preparation and filing of the Combined Prospectus/Proxy Statement and the Registration Statement; and (b) expenses related to proxy solicitation, if any, in connection with the Reorganization, including voting, tabulation and printing. In addition, JAA shall, subject to paragraph 9.2 below, bear the following expenses of the transactions contemplated by this Agreement: (c) legal fees of counsel to the Acquired Fund and the Acquired Fund’s Independent Trustees in connection with the Reorganization; (d) any audit-related expenses of the Acquired Fund related to the Reorganization; and (e) expenses in connection with a special telephonic meeting of the FIT board to consider the approval of the Reorganization, including printing and mailing of board materials (if any). JAA shall remain liable for the foregoing expenses regardless of whether the transactions contemplated by this Agreement occur and this paragraph 9.1 shall survive the Closing and any termination of this Agreement, pursuant to paragraph 12.1. The Acquiring Fund shall pay all expenses related to its organization that are not paid by JAA.

9.2         ALPS Advisors shall bear the following expenses of the transaction, only to the extent such expenses exceed an aggregate maximum amount of $75,000, and further provided that ALPS Advisors’ obligation for its share of the following expenses shall not exceed an aggregate maximum amount of $10,000: (a) legal fees of counsel to the Acquired Fund and the Acquired Fund’s Independent Trustees in connection with the Reorganization; (b) any audit-related expenses of the Acquired Fund related to the Reorganization; and (c) expenses in connection with a special telephonic meeting of the FIT board to consider the approval of the Reorganization, including printing and mailing of board materials (if any) (the “Acquired Fund Expenses”). For the avoidance of doubt, to the extent the Acquired Fund Expenses exceed $85,000, such excess shall be borne by JAA pursuant to its obligations under paragraph 9.1 hereof. ALPS Advisors shall be liable for the Acquired Fund Expenses only to the extent set forth in this paragraph 9.2 regardless of whether the transactions contemplated by this Agreement occur, and this paragraph 9.2 shall survive Closing and any termination of this Agreement, pursuant to paragraph 12.1.

9.3         Effective April 1, 2016, ALPS Advisors will agree to waive its annual minimum advisory fee of $150,000 and only charge 20 basis points on the Acquired Fund’s net assets as described in the advisory contract through the Closing Date or July 31, 2016, whichever first occurs.

ARTICLE X

COOPERATION AND EXCHANGE OF INFORMATION

FIT and Saratoga Trust will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax Returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.

ARTICLE XI
ENTIRE AGREEMENT; SURVIVAL

11.1      FIT, on behalf of the Acquired Fund, and Saratoga Trust, on behalf of the Acquiring Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2      The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, and the obligations of the Acquiring Fund and the Acquired Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XII

TERMINATION

12.1      This Agreement may be terminated by the mutual agreement of FIT and Saratoga Trust. In addition, either FIT or Saratoga Trust may, at its option, terminate this Agreement at or prior to the Closing Date due to:

(a)                a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days;

(b)                a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)                a determination by either party’s Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party hereto.

12.2      In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, FIT,

Saratoga Trust, or the respective Trustees or officers to the other party or its Trustees or officers, but paragraphs 9.1 and 9.2 shall continue to apply.

ARTICLE XIII

AMENDMENTS

13.1      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of materially changing the provisions to the detriment of the Acquired Fund Shareholders; and provided further, that paragraphs 9.1 and 9.2 of this Agreement may not be amended without the mutual consent of the parties to this Agreement.

ARTICLE XIV

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1      The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2      This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3      This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

14.4      This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5      It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of FIT personally, but shall bind only the trust property of the Acquired Fund, as provided in the FIT Trust Instrument. The execution and delivery of this Agreement have been authorized by the Trustees of FIT on behalf of the Acquired Fund and signed by authorized officers of FIT, acting as such. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the FIT Trust Instrument.

14.6      It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Saratoga Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Saratoga Agreement and Declaration of Trust. The execution and delivery of this Agreement have been authorized by the Trustees of Saratoga Trust on behalf of the Acquiring Fund and signed by the authorized officer of Saratoga Trust, acting as such. Such authorization by such Trustees and such execution and delivery by such authorized officer shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund to the extent provided for in the Saratoga Agreement and Declaration of Trust.

14.7      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the address for each party set forth in the first paragraph of this Agreement.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SARATOGA ADVANTAGE TRUST, on behalf of the Acquiring Fund

By:

Name: Bruce E. Ventimiglia

Title: President

FINANCIAL INVESTORS TRUST, on behalf of the Acquired Fund

By:

Name: Edmund J. Burke

Title: President

James Alpha Advisors, LLC, with respect to paragraphs 9.1 and 9.2 only

By:

Name: James S. Vitalie

Title: Chief Executive Officer

ALPS ADVISORS, INC., with

respect to paragraphs 9.2 and 9.3 only

By:

Name: Thomas A. Carter

Title: Director and President

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR

JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO,

a series of

THE SARATOGA ADVANTAGE TRUST

Dated [____], 2016

Acquisition of Substantially All of the Assets of:

ALPS/WESTPORT RESOURCES HEDGED HIGH INCOME FUND

(a series of Financial Investors Trust)

By and in exchange for shares of

JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO

(a series of The Saratoga Advantage Trust)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets and liabilities of ALPS/Westport Resources Hedged High Income Fund (“Target Fund”), by and in exchange for Class A, Class C, and Class I shares of James Alpha Hedged High Income Portfolio (the “Acquiring Fund”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is attached hereto and, except as noted below, is incorporated by reference herein (is legally considered to be part of this SAI):

1.	Statement of Additional Information of the Acquiring Fund dated [_____], 2016 (previously filed on EDGAR, Accession No. [_______]).
2.	Statement of Additional Information of the Target Fund dated February 28, 2016, as supplemented to date (previously filed on EDGAR, Accession No. 0001398344-16-010309, as amended by the electronic filing on April 11, 2016, Accession No. 0000915802-16-000142).
3.	Annual Report of the Target Fund for the fiscal year ended October 31, 2015 (previously filed on EDGAR, Accession No. 0001193125-16-422546). Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated [_____], 2016 relating to the above-referenced transaction and the Special Meeting of Shareholders of the Target Fund that will be held on [_____], 2016. You can request a copy of the Prospectus/Proxy Statement by calling 1-(800)-807-FUND (3863) or

1

by writing to The Saratoga Advantage Trust, 1616 N. Litchfield Road, Suite 165, Goodyear, Arizona 85395.

General Information

This SAI and the Prospectus/Proxy Statement are related to the acquisition of all of the assets of the Target Fund by the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. Such assets and liabilities are proposed to be exchanged for Class A, Class C, and Class I shares of the Acquiring Fund (“Acquiring Fund Shares”) that have an aggregate net asset value (“NAV”) equal to the dollar value of the net assets delivered to the Acquiring Fund by the Target Fund. The Target Fund will distribute to its shareholders the Acquiring Fund Shares it receives. Each shareholder of the Target Fund will receive Acquiring Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund. The Acquiring Fund Shares issued to the Target Fund’s shareholders will be equal in number to the number of full and fractional shares of the corresponding class of the shares of the Target Fund held by such shareholders on the closing date, and the Target Fund will be completely liquidated (collectively, the “Transaction”).

Pro Forma Financial Information

Pro forma financial information has not been prepared for the Transaction because the Target Fund will be reorganized into the Acquiring Fund, which is a newly organized shell fund with no assets and liabilities that will commence investment operations upon completion of the Transaction and continue the operations of the Target Fund.

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PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

See Article VI of the Saratoga Advantage Trust’s (the “Registrant”) Agreement and Declaration of Trust.

A determination that a trustee or officer is entitled to indemnification may be made by a reasonable determination, based upon a review of the facts, that the person was not liable by reason of Disabling Conduct (as defined in the Agreement and Declaration of Trust) by (a) a vote of a majority of a quorum of Trustees who are neither interested persons of the Trust (as defined under the Investment Company Act of 1940, as amended) nor parties to the proceeding or (b) an independent legal counsel in a written opinion. Expenses including counsel and accountants fees (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) may be advanced pending final disposition of the proceeding provided that the officer or trustee shall have undertaken to repay the amounts to the Trust if it is ultimately determined that indemnification is not authorized under the Agreement and Declaration of Trust and (i) such person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of disinterested Trustees who are not party to the proceeding, or an independent legal counsel in a written opinion, shall have determined based on review of readily available facts that there is reason to believe that the officer or trustee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS.

(1)(a)	Agreement and Declaration of Trust.	(1)

(1)(b)	Amendment No. 1 to the Agreement and Declaration of Trust.	(1)

(1)(c)	Amendment No. 2 to the Agreement and Declaration of Trust – Establishment and Designation of Series.	(18)

(1)(d)	Amendment No. 3 to the Agreement and Declaration of Trust – Establishment and Designation of Series.	(26)

(1)(e)	Amendment No. 4 to the Agreement and Declaration of Trust – Establishment and Designation of Series.	(33)

(1)(f)	Amendment No. 5 to the Agreement and Declaration of Trust – Establishment and Designation of Series.	(34)

(1)(g)	Amendment No. 6 to the Agreement and Declaration of Trust – Establishment and Designation of Series.	(37)

(1)(h)	Amendment No. 7 to the Agreement and Declaration of Trust – Establishment and Designation of Series.	(39)

(1)(i)	Amendment No. 8 to the Agreement and Declaration of Trust – Establishment and Designation of Series.	(43)

(2)	By-laws of Registrant.	(1)

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization of the Registrant, on behalf of the James Alpha Hedged High Income Portfolio.	Filed as Exhibit A to the Combined Proxy Statement/Prospectus

(5)	Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the registrant.	Incorporated by reference to exhibits (1) and (2).

(6)	Form of Management Agreement.	(2)

(6)(a)	Amended and Restated Management Agreement between Orbitex-Saratoga Capital Management, LLC and The Saratoga Advantage Trust.	(8)

(6)(b)	Form of Investment Advisory Agreement between Saratoga Advantage Trust, on behalf of the James Alpha Global Enhanced Real Return Portfolio (formerly named Armored Wolf Global Enhanced Real Return Portfolio), and Armored Wolf, LLC.	(27)

(6)(c)	Form of Investment Advisory Agreement between Orbitex-Saratoga Capital Management, LLC and Fox Asset Management, Inc. with respect to the Investment Quality Bond Portfolio.	(2)

(6)(d)	Amendment to the Investment Advisory Agreement between Saratoga Capital Management, LLC and Fox Asset Management, Inc. with respect to the Investment Quality Bond Portfolio.	(5)

(6)(e)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and Sunnymeath Asset Management, Inc. with respect to the Investment Quality Bond Portfolio.	(41)

(6)(f)	Form of Investment Advisory Agreement between Orbitex-Saratoga Capital Management and OpCap Advisors with respect to the Municipal Bond Portfolio.	(2)

(6)(g)	Form of Investment Advisory Agreement between Saratoga Capital Management and 16th Amendment Advisors LLC with respect to the Municipal Bond Portfolio.	(41)

(6)(h)	Form of Investment Advisory Agreement between Orbitex-Saratoga Capital Management, LLC and OpCap Advisors with respect to the Large Capitalization Value Portfolio.	(2)

(6)(i)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and Loomis, Sayles & Company, L.P. with respect to the Large Capitalization Growth Portfolio.	(16)

(6)(j)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and Smith Group Asset Management with respect to the Large Capitalization Growth Portfolio.	(42)

(6)(k)	Form of Investment Advisory Agreement between Orbitex-Saratoga Capital Management, LLC and Fox Asset Management, Inc. with respect to the Small Capitalization Portfolio.	(6)

(6)(l)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and Zacks Investment Management, Inc. with respect to the Small Capitalization Portfolio.	(41)

(6)(m)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and DePrince, Race & Zollo, Inc. with respect to the International Equity Portfolio.	(23)

(6)(n)	Form of Investment Advisory Agreement between Oak Associates, ltd. and Saratoga Capital Management, LLC with respect to the Health and Biotechnology Portfolio.	(16)

(6)(o)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and Smith Group Asset Management with respect to the Financial Services Portfolio.	(42)

(6)(p)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and Vaughan Nelson Investment Management, L.P. with respect to the Mid Capitalization Portfolio.	(19)

(6)(q)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and Smith Group Asset Management with respect to the Energy & Basic Materials Portfolio.	(42)

(6)(r)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and M.D. Sass Investors Services, Inc. with respect to the Large Capitalization Value Portfolio.	(22)

(6)(s)	Form of Excess Expense Agreement, as amended and restated on July 19, 2012.	(32)

(6)(t)	Form of Investment Advisory Agreement between James Alpha Cayman Commodity Fund I Ltd. (formerly named Armored Wolf Cayman Commodity Fund I Ltd.) and Armored Wolf, LLC.	(27)

(6)(u)	Form of Supervision Agreement between Saratoga Advantage Trust and Saratoga Capital Management, LLC with respect to the James Alpha Global Enhanced Real Return Portfolio (formerly named Armored Wolf Global Enhanced Real Return Portfolio).	(26)

(6)(v)	Form of Operating Expense Limitation Agreement between Saratoga Advantage Trust, on behalf of the James Alpha Global Enhanced Real Return Portfolio, and Armored Wolf, LLC.	(32)

(6)(w)	Form of Investment Advisory Agreement between Saratoga Advantage Trust, on behalf of James Alpha Global Real Estate Investments Portfolio, and Ascent Investment Advisors, LLC.	(28)

(6)(x)	Form of Supervision Agreement between Saratoga Advantage Trust and Saratoga Capital Management, LLC with respect to the James Alpha Global Real Estate Investments Portfolio.	(28)

(6)(y)	Form of Operating Expense Limitation Agreement between Saratoga Advantage Trust, on behalf of the James Alpha Global Real Estate Investments Portfolio, and Ascent Investment Advisors, LLC.	(32)

(6)(z)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and CLS Investments, LLC with respect to the U.S. Government Money Market Portfolio.	(30)

(6)(aa)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and Oak Associates, ltd. with respect to the Technology & Communications Portfolio.	(30)

(6)(bb)	Investment Management Agreement between Saratoga Advantage Trust, on behalf of the James Alpha Multi Strategy Alternative Income Portfolio, and James Alpha Management, LLC.	(35)

(6)(cc)	Form of Investment Advisory Agreement between James Alpha Management, LLC and Sub-Advisers with respect to the James Alpha Multi Strategy Alternative Income Portfolio.	(34)

(6)(dd)	Operating Expense Limitation Agreement between Saratoga Advantage Trust, on behalf of the James Alpha Multi Strategy Alternative Income Portfolio, and James Alpha Management, LLC.	(35)

(6)(ee)	Amended Schedule A to Supervision Agreement.	(40)

(6)(ff)	Investment Management Agreement between Saratoga Advantage Trust, on behalf of the James Alpha Yorkville MLP Portfolio, and James Alpha Management, LLC.	(38)

(6)(gg)	Investment Advisory Agreement between James Alpha Management, LLC and Yorkville Capital Management, LLC with respect to the James Alpha Yorkville MLP Portfolio.	(38)

(6)(hh)	Operating Expense Limitation Agreement between Saratoga Advantage Trust, on behalf of the James Alpha Yorkville MLP Portfolio, and James Alpha Management, LLC.	(38)

(6)(ii)	Sub-Expense Limitation Agreement between James Alpha Management, LLC, on behalf of the James Alpha Yorkville MLP Portfolio, and Yorkville Capital Management, LLC.	(38)

(6)(jj)	Investment Management Agreement between The Saratoga Advantage Trust, on behalf of the James Alpha Managed Risk Domestic Equity Portfolio, and James Alpha Management, LLC.	(40)

(6)(kk)	Investment Management Agreement between The Saratoga Advantage Trust, on behalf of the James Alpha Managed Risk Emerging Markets Equity Portfolio, and James Alpha Management, LLC.	(40)

(6)(ll)	Investment Management Agreement between The Saratoga Advantage Trust, on behalf of the James Alpha Family Office Portfolio, and James Alpha Management, LLC.	(40)

(6)(mm)	Operating Expense Limitation Agreement between The Saratoga Advantage Trust, on behalf of the James Alpha Managed Risk Domestic Equity Portfolio, and James Alpha Management, LLC.	(40)

(6)(nn)	Operating Expense Limitation Agreement between The Saratoga Advantage Trust, on behalf of the James Alpha Managed Risk Emerging Markets Equity Portfolio, and James Alpha Management, LLC.	(40)

(6)(oo)	Operating Expense Limitation Agreement between The Saratoga Advantage Trust, on behalf of the James Alpha Family Office Portfolio, and James Alpha Management, LLC.	(40)

(6)(pp)	Investment Advisory Agreement between James Alpha Management, LLC, on behalf of the James Alpha Managed Risk Domestic Equity Portfolio, and EAB Investment Group, LLC.	(40)

(6)(qq)	Investment Advisory Agreement between James Alpha Management, LLC, on behalf of the James Alpha Managed Risk Emerging Markets Equity Portfolio, and EAB Investment Group, LLC.	(40)

(6)(rr)	Investment Advisory Agreement between James Alpha Management, LLC, on behalf of the James Alpha Multi Strategy Alternative Income Portfolio, and Kellner Private Fund Management, LP.	(40)

(6)(ss)	Sub-Expense Limitation Agreement between James Alpha Management, LLC, on behalf of the James Alpha Managed Risk Domestic Equity Portfolio, and EAB Investment Group, LLC.	(40)

(6)(tt)	Sub-Expense Limitation Agreement between James Alpha Management, LLC, on behalf of the James Alpha Managed Risk Emerging Markets Equity Portfolio, and EAB Investment Group, LLC.	(40)

(6)(uu)	Form of Investment Advisory Agreement between Saratoga Capital Management, LLC and James Alpha Advisors, LLC with respect to the James Alpha Global Enhanced Real Return Portfolio.	(42)

(6)(vv)	Interim Investment Advisory Agreement between Saratoga Capital Management, LLC and James Alpha Advisors, LLC with respect to the James Alpha Global Enhanced Real Return Portfolio.	(42)

(6)(ww)	Investment Advisory Agreement between James Alpha Cayman Commodity Fund I Ltd. and James Alpha Advisors, LLC	(42)

(6)(xx)	Operating Expense Limitation Agreement between The Saratoga Advantage Trust, on behalf of the James Alpha Global Enhanced Real Return Portfolio, and James Alpha Advisors, LLC.	(42)

(6)(yy)	Assignment and Assumption Agreement between James Alpha Management, LLC and James Alpha Advisors, LLC with respect to the James Alpha Multi Strategy Alternative Income Portfolio, James Alpha Yorkville MLP Portfolio, James Alpha Managed Risk Domestic Equity Portfolio, James Alpha Managed Risk Emerging Markets Equity Portfolio and James Alpha Family Office Portfolio	(42)

(6)(zz)	Form of Investment Management Agreement between The Saratoga Advantage Trust, on behalf of the James Alpha Hedged High Income Portfolio, and James Alpha Advisors, LLC.	(43)

(7)	Soliciting Dealer Agreement.	(5)

(7)(a)	Form of Distributor’s Agreement between Saratoga Advantage Trust and Aquarius Fund Distributors, LLC, currently known as Northern Lights Distributors, LLC.	(14)

(7)(b)	Underwriting Agreement between The Saratoga Advantage Trust and Northern Lights Distributors, LLC.	(40)

(7)(c)	Amended Schedule A to Underwriting Agreement.	(38)

(8)	Not Applicable.

(9)	Custodian Contract between Saratoga Advantage Trust and The Bank of New York	(9)

(10)(a)	Distribution Plan relating to Class B shares.	(7)

(10)(b)	Distribution Plan relating to Class C shares.	(7)

(10)(c)	Amendment to Amended and Restated Distribution Plan relating to Class C shares.	(40)

(10)(d)	Amended and Restated Distribution Plan relating to Class A shares.	(26)

(10)(e)	Amended and Restated Distribution Plan relating to James Alpha Global Real Estate Investments Portfolio’s Class A shares.	(28)

(10)(f)	Amendment to Amended and Restated Distribution Plan relating to Class A Shares.	(40)

(10)(g)	Distribution Plan relating to Class I shares.	(26)

(10)(h)	Amended and Restated Rule 18f-3 Plan.	(26)

(10)(i)	Amended and Restated Rule 18f-3 Plan to add James Alpha Global Real Estate Investments Portfolio.	(28)

(11)	Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.	Filed herewith

(12)	Opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus	To be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement

(13)(a)	Fund Services Agreement between The Saratoga Advantage Trust and Gemini Fund Services, LLC.	(35)

(13)(b)	Amended Appendix IV to Fund Services Agreement.	(40)

(13)(c)	Consent of James Alpha Management for use of the James Alpha name for the James Alpha Global Enhanced Real Return Portfolio and James Alpha Cayman Commodity Fund I Ltd.	(27)

(13)(d)	Consent of James Alpha Management for use of the James Alpha name for the James Alpha Global Real Estate Investments Portfolio.	(28)

(14)	Consent of Independent Registered Public Accounting Firm	To be filed by amendment.

(15)	Not Applicable.

(16)	Powers of Attorney	Filed herewith

(17)(a)	Form of proxy card	Filed herewith

(17)(b)	Code of Ethics of James Alpha Management, LLC	(35)

      Other Exhibits:

1.	Filed with Post-effective Amendment No. 1 on May 5, 1995 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

2.	Filed with Post-effective Amendment No. 4 on March 7, 1997 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

3.	Filed with Post-effective Amendment No. 5 on November 3, 1997 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

4.	Filed with Post-effective Amendment No. 6 on November 3, 1998 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

5.	Filed with Post-effective Amendment No. 8 on December 30, 1999 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

6.	Filed with Post-Effective Amendment No. 9 on December 22, 2000 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

7. Filed with Post-Effective Amendment No. 10 on December 31, 2001 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

8.	Filed with Pre-Effective Amendment No. 2 on November 13, 2002 to the Registrant's Registration Statement on Form N-14, and hereby incorporated by reference.

9. Filed with Post-Effective Amendment No. 12 on December 31, 2002 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

10. Filed with Post-Effective Amendment No. 13 on January 16, 2003 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

11. Filed with Post-Effective Amendment No. 14 on August 27, 2003 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

12.	Filed with Post-Effective Amendment No. 15 on September 2, 2003 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

13. Filed with Post-Effective Amendment No. 16 on October 31, 2003 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

14. Filed with Post-Effective Amendment No. 19 on October 28, 2004 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

15. Filed with Post-Effective Amendment No. 21 on April 28, 2005 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

16. Filed with Post-Effective Amendment No. 22 on November 28, 2005 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

17. Filed with Post-Effective Amendment No. 23 on December 2, 2005 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

18. Filed with Post-Effective Amendment No. 24 on January 31, 2006 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

19. Filed with Post-Effective Amendment No. 25 on December 29, 2006 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

20. Filed with Post-Effective Amendment No. 27 on December 28, 2007 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

21. Filed with Post-Effective Amendment No. 28 on January 31, 2008 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

22. Filed with Post-Effective Amendment No. 29 on December 31, 2008 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

23. Filed with Post-Effective Amendment No. 30 on December 29, 2009 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

24. Filed with Post-Effective Amendment No. 31 on October 7, 2010 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

25. Filed with Post-Effective Amendment No. 34 on December 30, 2010 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

26. Filed with Post-Effective Amendment No. 35 on January 14, 2011 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

27. Filed with Post-Effective Amendment No. 36 on January 31, 2011 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

28. Filed with Post-Effective Amendment No. 1 on June 27, 2011 to the Registrant’s Registration Statement on Form N-14, and hereby incorporated by reference.

29. Filed with Post-Effective Amendment No. 40 on August 1, 2011 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

30. Filed with Post-Effective Amendment No. 42 on October 28, 2011 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

31. Filed with Post-Effective Amendment No. 43 on December 27, 2011 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

32.	Filed with Post-Effective Amendment No. 45 on December 28, 2012 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

33.	Filed with Post-Effective Amendment No. 47 on December 20, 2013 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

34.	Filed with Post-Effective Amendment No. 49 on May 22, 2014 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

35.	Filed with Post-Effective Amendment No. 52 on September 9, 2014 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

36.	Filed with Post-Effective Amendment No. 54 on December 30, 2014 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

37.	Filed with Post-Effective Amendment No. 55 on December 31, 2014 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

38.	Filed with Post-Effective Amendment No. 62 on March 31, 2015 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

39.	Filed with Post-Effective Amendment No. 63 on April 10, 2015 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

40.	Filed with Post-Effective Amendment No. 65 on June 24, 2015 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

41. Filed with Post-Effective Amendment No. 67 on October 30, 2015 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

42. Filed with Post-Effective Amendment No. 68 on December 24, 2015 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

43. Filed with Post-Effective Amendment No. 70 on March 11, 2016 to the Registrant’s Registration Statement on Form N-1A, and hereby incorporated by reference.

Item 17. UNDERTAKINGS.

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the Proxy Statement-Prospectus will be filed by amendment.

SIGNATURES

As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant, in the State of Arizona, on the 25th day of April, 2016.

THE SARATOGA ADVANTAGE TRUST

By: /s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia

President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Bruce E. Ventimiglia_ Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	April 25, 2016
/s/ Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer (principal financial officer & principal accounting officer)	April 25, 2016
/s/Patrick H. McCollough* Patrick H. McCollough	Trustee	April 25, 2016
/s/Udo W. Koopmann* Udo W. Koopmann	Trustee	April 25, 2016
/s/Floyd E. Seal* Floyd E. Seal	Trustee	April 25, 2016
/s/Stephen H. Hamrick* Stephen H. Hamrick	Trustee	April 25, 2016

*By: /s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact

Exhibit Index

(11)	Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable
(16)	Powers of Attorney
(17)(a)	Form of Proxy Card